UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds

30 June

2022

Nuveen Equity Funds

Fund Name	Class A	Class C	Class R6	Class I
Nuveen Global Infrastructure Fund	FGIAX	FGNCX	FGIWX	FGIYX
Nuveen Global Real Estate Securities Fund	NGJAX	NGJCX	NGJFX	NGJIX
Nuveen Real Asset Income Fund	NRIAX	NRICX	NRIFX	NRIIX
Nuveen Real Estate Securities Fund	FREAX	FRLCX	FREGX	FARCX

Semiannual Report

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NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Table

of Contents

Chair’s Letter to Shareholders

Dear Shareholders,

The first half of 2022 was challenging for financial markets. While global economic activity began to slow from post-pandemic peaks as pent-up demand waned and crisis-era monetary and fiscal support programs were phased out, persistently high inflation and central banks’ response have contributed to heightened uncertainty about financial and economic conditions.

Inflation has surged partially due to supply chain bottlenecks and exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak. This has necessitated more forceful responses from the U.S. Federal Reserve (Fed) and other central banks, who now face an even more difficult task of slowing inflation without pulling their respective economies into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago. Larger increases of 0.50% in May and 0.75% in both June and July 2022 followed, bringing the target fed funds rate to a range of 2.25% to 2.50%. Additional rate hikes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. U.S. gross domestic product growth has now contracted for two consecutive quarters, according to preliminary government estimates, as consumer and business activity has slowed in part due to higher prices and borrowing costs. However, the still strong labor market suggests not all areas of the economy are weakening.

In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.

On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Terence J. Toth

Chair of the Board

August 22, 2022

Important Semiannual Shareholder Report Notice

For Shareholders of

Nuveen Global Infrastructure Fund

Nuveen Global Real Estate Securities Fund

Nuveen Real Asset Income Fund

Nuveen Real Estate Securities Fund

Portfolio Manager Commentaries in Semiannual Shareholder Reports

The Funds’ include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s December 31, 2021 annual shareholder report.

For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.

For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section within this report and the Fund’s most recent prospectus at www.nuveen.com.

For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Expense Ratios and Holdings Summaries section within this report.

Risk Considerations and Dividend Information

Risk Considerations

Nuveen Global Infrastructure Fund

Mutual fund investing involves risk; principal loss is possible. Concentration in infrastructure-related securities involves sector risk and concentration risk, particularly greater exposure to adverse economic, regulatory, political, legal, liquidity, and tax risks associated with master limited partnerships (MLPs) and real estate investment trusts (REITS). Foreign investments involve additional risks including currency fluctuations and economic and political instability. These risks are magnified in emerging markets. Common stocks are subject to market risk or the risk of decline. Small- and mid-cap stocks are subject to greater price volatility. The use of derivatives involves substantial financial risks and transaction costs. The Fund’s potential investment in other investment companies means shareholders bear their proportionate share of fund expenses and indirectly, the expenses of other investment companies. Fund investments in exchange trade funds (ETFs) may involve tracking error. Preferred securities may involve greater credit risk than other debt instruments.

Nuveen Global Real Estate Securities Fund

Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. The real estate industry is greatly affected by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as active management, derivatives, preferred security, and, small and mid-cap risks, are described in detail in the Fund’s prospectus.

Nuveen Real Asset Income Fund

Mutual fund investing involves risk; principal loss is possible. Equity investments such as those held by the Fund are subject to market risk, call risk, derivatives risk, other investment companies risk, common stock risk, and tax risks associated with master limited partnerships (MLPs). Concentration in specific sectors may involve greater risk and volatility than more diversified investments: real estate sector involves the risk of exposure to economic downturns and changes in real estate values, rents, property taxes, interest rates and tax laws; infrastructure-related securities may involve greater exposure to adverse economic, regulatory, political, legal, and other changes affecting such securities. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity, and differing legal and accounting standards. These risks are magnified in emerging markets. Investments in small- and mid-cap companies are subject to greater volatility. In addition, the Fund will bear its proportionate share of any fees and expenses paid by the exchange trade funds (ETFs) in which it invests.

Debt or fixed income securities such as those held by the Fund are subject to market risk, credit risk, interest rate risk and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore are subject to greater credit risk. Asset-backed and mortgage-backed securities are subject to additional risks such as prepayment risk, liquidity risk, default risk and adverse economic developments.

Nuveen Real Estate Securities Fund

Mutual fund investing involves risk; principal loss is possible. Common stocks and REITs such as those held in the Fund involve market risk, concentration risk, sector risk, and non-diversification risk. The real estate industry is greatly affected by economic downturns that may persist as well as changes in property values, taxes, and regulatory developments. Foreign investments involve additional risks including currency fluctuations, and economic or political instability. These risks are magnified in emerging markets. The use of derivatives involves substantial financial risks and transaction costs. Small cap stocks may experience more volatility than large cap stocks.

Dividend Information

Regular dividends are declared and distributed annually for Nuveen Global Infrastructure Fund, declared daily and distributed monthly for Nuveen Real Asset Income Fund and declared and distributed quarterly for Nuveen Global Real Estate Securities Fund and Nuveen Real Estate Securities Fund. To permit a Fund to maintain a more stable dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income it actually earned during the period.

In certain instances, a portion of each Fund’s distributions may be paid from sources or comprised of elements other than ordinary income, including capital gains and/or a return of capital. This is generally due to the fact that the tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Fund’s portfolio. Distributions received from certain securities in which the Fund invests, most notably real estate investment trust (REIT) securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security typically reports the tax character of its distributions only once per year, generally during the first two months of the following calendar year. The full amount of the distributions received from such securities is included in the Fund’s ordinary income during the course of the year until such time the Fund is notified by the issuer of the actual tax character. To the extent that at the time of a particular distribution the Fund estimates that a portion of that distribution is attributable to a source or sources other than ordinary income, the Fund would send shareholders a notice to that effect. The final determination of the sources and tax character of all distributions for the fiscal year is made after the end of the fiscal year.

Additional Dividend Information for Nuveen Global Real Estate Securities Fund, Nuveen Real Asset Income Fund and Nuveen Real Estate Securities Fund

Nuveen Global Real Estate Securities Fund, Nuveen Real Asset Income Fund and Nuveen Real Estate Securities Fund seek to pay regular dividends at a rate that reflects the cash flow received from each Fund’s investments in portfolio securities. Fund distributions are not intended to include expected portfolio appreciation; however, the Funds invest in securities that make payments which ultimately may be fully or partially characterized for tax purposes by the securities’ issuers as gains or return of capital. While the reported sources of distributions may include capital gains and/or return of capital for tax purposes, the Funds intend to distribute only the net cash flow received as opposed to a distribution rate based on long-term total return. This tax treatment will generally “flow through” to the Funds’ distributions, but the specific tax treatment is often not known with certainty until after the end of the Funds’ tax year. As a result, certain portions of the regular distributions by Nuveen Real Asset Income Fund and Nuveen Real Estate Securities Fund throughout the year were later re-characterized for tax purposes as either long-term gains (both realized and unrealized), or as a non-taxable return of capital, as set forth in each Fund’s table below. Nuveen Global Real Estate Securities Fund did not have any such distribution re-characterizations.

Nuveen Real Asset Income Fund – Data as of June 30, 2022

Calendar Year 2022
		Estimated Percentage of the Distribution			Estimated Per Share Amounts
Share Class	Ticker Symbol	Net Investment Income	Realized Gains	Return of Capital	Distributions	Net Investment Income	Realized Gains	Return of Capital
Class A	NRIAX	89.7%	0.0%	10.3%	$0.5220	$0.4685	$0.0000	$0.0535
Class C	NRICX	87.7%	0.0%	12.3%	$0.4330	$0.3796	$0.0000	$0.0534
Class R6	NRIFX	88.8%	0.0%	11.2%	$0.5615	$0.4989	$0.0000	$0.0626
Class I	NRIIX	90.1%	0.0%	9.9%	$0.5520	$0.4973	$0.0000	$0.0547

Risk Considerations and Dividend Information (continued)

Nuveen Real Estate Securities Fund – Data as of June 30, 2022(1)

Calendar Year 2022
		Estimated Percentage of the Distribution			Estimated Per Share Amounts
Share Class	Ticker Symbol	Net Investment Income	Realized Gains	Return of Capital	Distributions	Net Investment Income	Realized Gains	Return of Capital
Class A	FREAX	58.5%	41.5%	0.0%	$0.1649	$0.0965	$0.0684	$0.0000
Class C	FRLCX	21.4%	78.6%	0.0%	$0.0857	$0.0184	$0.0673	$0.0000
Class R6	FREGX	67.8%	32.2%	0.0%	$0.2064	$0.1399	$0.0665	$0.0000
Class I	FARCX	64.3%	35.7%	0.0%	$0.1942	$0.1249	$0.0693	$0.0000

(1)	The Fund owns REIT securities which attribute their distributions to various sources, including net investment income, gains and return of capital.

These estimates should not be used for tax reporting purposes, and the distribution sources may differ for financial reporting than for tax reporting. The final determination of the tax characteristics of all distributions paid in 2022 will be made in early 2023 and reported you on Form 1099-DIV. More details about each Fund’s distributions and the basis for these estimates are available on www.nuveen.com.

Fund Performance, Expense Ratios and Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.

Fund Performance

Performance data shown represents past performance and does not predict or guarantee future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.

Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for Class A Shares at NAV only.

Expense Ratios

The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.

Holding Summaries

The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.

Fund Performance, Expense Ratios and Holdings Summaries (continued)

June 30, 2022

Nuveen Global Infrastructure Fund

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.

Fund Performance and Expense Ratios*

	Inception Date	Total Returns as of June 30, 2022**
		Cumulative	Average Annual			Expense Ratios***
		6-Month	1-Year	5-Year	10-Year	Gross	Net
Class A Shares at NAV	12/17/07	(4.88)%	3.13%	5.72%	8.04%	1.32%	1.21%
Class A Shares at maximum Offering Price	12/17/07	(10.32)%	(2.83)%	4.48%	7.40%	—	—
S&P Global Infrastructure Index (Net)	—	(0.94)%	4.77%	3.93%	6.31%	—	—
Lipper Global Infrastructure Funds Classification Average	—	(6.62)%	(0.56)%	5.61%	7.40%	—	—

Class C Shares	11/03/08	(5.30)%	2.29%	4.91%	7.40%	2.07%	1.96%
Class I Shares	12/17/07	(4.89)%	3.31%	5.98%	8.31%	1.07%	0.96%

	Inception Date	Total Returns as of June 30, 2022**
		Cumulative	Average Annual			Expense Ratios***
		6-Month	1-Year	5-Year	Since Inception	Gross	Net
Class R6 Shares	6/30/16	(4.79)%	3.48%	6.11%	6.47%	0.99%	0.88%

*	For purposes of Fund performance, relative results are measured against the S&P Global Infrastructure Index (Net).

**

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

***

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through July 31, 2024 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.00% of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.

Nuveen Global Infrastructure Fund

Holdings Summaries as of June 30, 2022

Fund Allocation

(% of net assets)

Common Stocks	86.2%

Real Estate Investment Trust Common Stocks	9.2%

Investment Companies	0.2%

Repurchase Agreements	4.3%

Other Assets Less Liabilities	0.1%

Net Assets	100%

Top Five Common Stock & Real

Estate Investment Trust

Common Stock Holdings

(% of net assets)

Transurban Group	4.9%

NextEra Energy Inc	4.7%

American Tower Corp	4.0%

Enbridge Inc	4.0%

Aena SME SA	2.9%

Portfolio Composition1

(% of net assets)

Transportation Infrastructure	19.6%

Electric Utilities	17.0%

Oil, Gas & Consumable Fuels	16.3%

Multi-Utilities	10.8%

Specialized	8.9%

Commercial Services & Supplies	5.4%

Construction & Engineering	3.9%

Other	13.5%

Investment Companies	0.2%

Repurchase Agreements	4.3%

Other Assets Less Liabilities	0.1%

Net Assets	100%

Country Allocation2

(% of net assets)

United States	53.3%

Canada	9.2%

Australia	7.7%

Spain	7.0%

France	4.6%

Italy	4.3%

New Zealand	2.4%

Japan	2.3%

Mexico	2.3%

Germany	1.5%

Other	5.3%

Other Assets Less Liabilities	0.1%

Net Assets	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the Portfolio Composition above.

2	Includes 4.2% (as a percentage of net assets) in emerging market countries.

Fund Performance, Expense Ratios and Holdings Summaries (continued)

June 30, 2022

Nuveen Global Real Estate Securities Fund

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.

Fund Performance and Expense Ratios*

	Inception Date	Total Returns as of June 30, 2022**
		Cumulative	Average Annual		Expense Ratios***
		6-Month	1-Year	Since Inception	Gross	Net
Class A Shares at NAV	3/20/18	(20.41)%	(11.55)%	5.72%	1.89%	1.29%
Class A Shares at maximum Offering Price	3/20/18	(24.99)%	(16.64)%	4.26%	—	—
FTSE EPRA/Nareit Developed Index (Net)	—	(20.71)%	(13.44)%	2.22%	—	—
Lipper Global Real Estate Funds Classification Average	—	(20.80)%	(13.11)%	3.59%	—	—

Class C Shares	3/20/18	(20.70)%	(12.27)%	4.91%	2.64%	2.04%
Class R6 Shares	3/20/18	(20.26)%	(11.27)%	6.05%	1.54%	0.94%
Class I Shares	3/20/18	(20.32)%	(11.41)%	5.97%	1.64%	1.04%

*	For purposes of Fund performance, relative results are measured against the FTSE EPRA/Nareit Developed Index (Net).

**

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

***

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through July 31, 2024 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.09% of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Nuveen Global Real Estate Securities Fund

Holdings Summaries as of June 30, 2022

Fund Allocation

(% of net assets)

Real Estate Investment Trust Common Stocks	82.0%

Common Stocks	16.2%

Repurchase Agreements	2.6%

Other Assets Less Liabilities	(0.8)%

Net Assets	100%

Top Five Common Stock & Real

Estate Investment Trust

Common Stock Holdings

(% of net assets)

Prologis Inc	5.3%

Public Storage	3.8%

American Tower Corp	3.5%

Equinix Inc	3.0%

Welltower Inc	2.5%

Portfolio Composition1

(% of net assets)

Specialized	21.0%

Industrial	15.8%

Residential	13.8%

Real Estate Management & Development	13.5%

Retail	10.9%

Office	6.9%

Health Care	6.6%

Diversified	5.2%

Other	4.5%

Repurchase Agreements	2.6%

Other Assets Less Liabilities	(0.8)%

Net Assets	100%

Country Allocation2

(% of net assets)

United States	63.2%

Japan	8.7%

Canada	4.8%

Australia	4.0%

United Kingdom	4.0%

Hong Kong	3.7%

Singapore	3.0%

Germany	2.1%

Sweden	1.7%

Belgium	1.5%

Other	4.1%

Other Assets Less Liabilities	(0.8)%

Net Assets	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the Portfolio Composition above.

2	Includes 0.8% (as a percentage of net assets) in emerging market countries.

Fund Performance, Expense Ratios and Holdings Summaries (continued)

June 30, 2022

Nuveen Real Asset Income Fund

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.

Fund Performance and Expense Ratios*

	Inception Date	Total Returns as of June 30, 2022**				Expense Ratios
		Cumulative	Average Annual
		6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	9/13/11	(9.97)%	(6.85)%	2.83%	5.84%	1.14%
Class A Shares at maximum Offering Price	9/13/11	(15.15)%	(12.21)%	1.62%	5.22%	—
Bloomberg U.S. Corporate High Yield Bond Index	—	(14.19)%	(12.81)%	2.10%	4.47%	—
Real Asset Income Blended Benchmark	—	(12.58)%	(8.99)%	2.75%	5.21%	—
Lipper Real Return Funds Classification Average	—	(5.88)%	(0.24)%	5.29%	2.88%	—

Class C Shares	9/13/11	(10.28)%	(7.51)%	2.06%	5.21%	1.89%
Class I Shares	9/13/11	(9.85)%	(6.61)%	3.08%	6.10%	0.89%

		Total Returns as of June 30, 2022**
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class R6 Shares	6/30/16	(9.84)%	(6.55)%	3.17%	3.93%	0.80%

*

For purposes of Fund performance, relative results are measured against the Real Asset Income Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 25% FTSE EPRA/Nareit (Financial Times Stock Exchange - European Public Real Estate Association/National Association of Real Estate Investment Trusts) Developed Index (Net), 2) 22% S&P Global Infrastructure Index (Net), 3) 20% ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index, 4) 20% Bloomberg U.S. Corporate High Yield Bond Index and 5) 13% FTSE Nareit (Financial Times Stock Exchange National Association of Real Estate Investment Trusts) Preferred Stock Index. Refer to the Glossary of Terms Used in This Report for details on the Fund’s Blended Benchmark composition through March 31, 2021.

**

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Nuveen Real Asset Income Fund

Holdings Summaries as of June 30, 2022

Fund Allocation

(% of net assets)

Common Stocks	26.8%

Real Estate Investment Trust Common Stocks	21.9%

Corporate Bonds	18.7%

$25 Par (or similar) Retail Preferred	12.5%

$1,000 Par (or similar) Institutional Preferred	10.3%

Convertible Preferred Securities	5.0%

Investment Companies	0.8%

Variable Rate Senior Loan Interests	0.4%

Asset-Backed Securities	0.3%

Investments Purchased with Collateral from Securities Lending	0.8%

Repurchase Agreements	2.1%

Other Assets Less Liabilities	0.4%

Net Assets	100%

Top Five Common Stock & Real

Estate Investment Trust

Common Stock Holdings

(% of net assets)

Williams Cos Inc/The	1.6%

Enbridge Inc	1.6%

Kinder Morgan Inc	1.3%

VICI Properties Inc	1.1%

Emera Inc	1.1%

Portfolio Composition1

(% of net assets)

Oil, Gas & Consumable Fuels	15.7%

Electric Utilities	14.0%

Equity Real Estate Investment Trust	11.7%

Multi-Utilities	8.2%

Retail	5.5%

Real Estate Management & Development	4.3%

Diversified	3.8%

Gas Utilities	3.3%

Specialized	3.2%

Office	3.2%

Independent Power & Renewable Electricity Producers	3.2%

Industrial	3.0%

Other	16.5%

Investment Companies	0.8%

Asset-Backed Securities	0.3%

Investments Purchased with Collateral from Securities Lending	0.8%

Repurchase Agreements	2.1%

Other Assets Less Liabilities	0.4%

Net Assets	100%

Country Allocation2

(% of net assets)

United States	55.1%

Canada	14.6%

Australia	4.6%

United Kingdom	4.3%

Singapore	3.0%

Italy	2.3%

Hong Kong	2.3%

Spain	2.2%

Germany	1.2%

France	1.2%

Other	8.8%

Other Assets Less Liabilities	0.4%

Net Assets	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the Portfolio Composition above.

2	Includes 6.0% (as a percentage of net assets) in emerging market countries.

Fund Performance, Expense Ratios and Holdings Summaries (continued)

June 30, 2022

Nuveen Real Estate Securities Fund

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.

Fund Performance and Expense Ratios*

	Inception Date	Total Returns as of June 30, 2022**
		Cumulative	Average Annual			Expense Ratios***
		6-Month	1-Year	5-Year	10-Year	Gross	Net
Class A Shares at NAV	9/29/95	(19.71)%	(5.46)%	5.15%	7.01%	1.28%	1.22%
Class A Shares at maximum Offering Price	9/29/95	(24.32)%	(10.88)%	3.91%	6.38%	—	—
MSCI US REIT Index	—	(20.32)%	(6.41)%	5.30%	7.32%	—	—
Real Estate Securities Blended Benchmark	—	(19.81)%	(5.91)%	5.42%	7.38%	—	—
Lipper Real Estate Funds Classification Average		(20.22)%	(8.15)%	5.25%	6.88%	—	—

Class C Shares	2/01/00	(19.99)%	(6.17)%	4.36%	6.37%	2.03%	1.97%
Class I Shares	6/30/95	(19.63)%	(5.23)%	5.40%	7.28%	1.03%	0.97%

		Total Returns as of June 30, 2022**
		Cumulative	Average Annual			Expense Ratios***
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Gross	Net
Class R6 Shares	4/30/13	(19.57)%	(5.11)%	5.56%	6.30%	0.89%	0.83%

*

For purposes of Fund performance, relative results are measured against the Real Estate Securities Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 50% MSCI US REIT Index and 2) 50% MSCI USA IMI REITs Index. The Fund’s performance was measured against the MSCI US REIT Index through September 30, 2021. Refer to the Glossary of Terms Used in This Report for further details.

**

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

***

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.97% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to July 31, 2024 only with the approval of the Board of Directors of the Fund.

Nuveen Real Estate Securities Fund

Holdings Summaries as of June 30, 2022

Fund Allocation

(% of net assets)

Real Estate Investment Trust Common Stocks	95.7%

Common Stocks	1.0%

Repurchase Agreements	3.2%

Other Assets Less Liabilities	0.1%

Net Assets	100%

Portfolio Composition1

(% of net assets)

Specialized	32.4%

Residential	17.5%

Industrial	15.7%

Retail	10.0%

Health Care	9.0%

Office	7.6%

Other	4.5%

Repurchase Agreements	3.2%

Other Assets Less Liabilities	0.1%

Net Assets	100%

Top Five Common Stock & Real

Estate Investment Trust

Common Stock Holdings

(% of net assets)

Prologis Inc	8.5%

Public Storage	6.0%

American Tower Corp	5.5%

Equinix Inc	4.8%

Welltower Inc	3.9%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the Portfolio Composition above.

Expense Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended June 30, 2022.

The beginning of the period is January 1, 2022.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

Nuveen Global Infrastructure Fund

	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$951.24	$946.96	$952.05	$951.07
Expenses Incurred During the Period	$5.90	$9.51	$4.36	$4.64
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,018.74	$1,015.03	$1,020.33	$1,020.03
Expenses Incurred During the Period	$6.11	$9.84	$4.51	$4.81

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.22%, 1.97%, 0.90% and 0.96% for Classes A, C, R6, and I respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Global Real Estate Securities Fund

	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$795.88	$793.02	$797.38	$796.83
Expenses Incurred During the Period	$5.74	$9.02	$4.14	$4.63
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,018.40	$1,014.73	$1,020.18	$1,019.64
Expenses Incurred During the Period	$6.46	$10.14	$4.66	$5.21

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.29%, 2.03%, 0.93% and 1.04% for Classes A, C, R6 and I respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Real Asset Income Fund

	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$900.30	$897.22	$901.59	$901.48
Expenses Incurred During the Period	$5.42	$8.94	$3.87	$4.24
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,019.09	$1,015.37	$1,020.73	$1,020.33
Expenses Incurred During the Period	$5.76	$9.49	$4.11	$4.51

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.15%, 1.90%, 0.82% and 0.90% for Classes A, C, R6 and I respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Real Estate Securities Fund

	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$802.85	$800.05	$804.31	$803.71
Expenses Incurred During the Period	$5.45	$8.79	$3.80	$4.34
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,018.74	$1,015.03	$1,020.58	$1,019.98
Expenses Incurred During the Period	$6.11	$9.84	$4.26	$4.86

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.22%, 1.97%, 0.85% and 0.97% for Classes A, C, R6 and I respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Global Infrastructure Fund

Portfolio of Investments    June 30, 2022

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 95.6%

	COMMON STOCKS – 86.2%

	Commercial Services & Supplies – 5.4%

22,307	Casella Waste Systems Inc, (2)	$1,621,273

1,247,516	Cleanaway Waste Management Ltd, (3)	2,171,529

33,467	GFL Environmental Inc	863,449

50,096	Republic Services Inc	6,556,064

117,518	Waste Connections Inc	14,567,531

33,432	Waste Management Inc	5,114,427
	Total Commercial Services & Supplies	30,894,273

	Construction & Engineering – 3.9%

43,264	Eiffage SA, (3)	3,913,661

339,443	Ferrovial SA, (3)	8,636,705

109,021	Vinci SA, (3)	9,785,879
	Total Construction & Engineering	22,336,245

	Diversified Telecommunication Services – 2.6%

199,393	Cellnex Telecom SA, 144A, (3)	7,760,009

674,902	HKBN Ltd	766,348

104,053	IHS Holding Ltd, (2)	1,086,313

401,304	Infrastrutture Wireless Italiane SpA, 144A, (3)	4,079,773

732,160	NetLink NBN Trust	511,189

34,707	Radius Global Infrastructure Inc, (2)	529,629
	Total Diversified Telecommunication Services	14,733,261

	Electric Utilities – 17.0%

42,683	Alliant Energy Corp	2,501,651

39	Alupar Investimento SA	193

385,593	CK Infrastructure Holdings Ltd, (3)	2,368,671

91,964	EDP – Energias de Portugal SA, (3)	428,583

5,911	Elia Group SA/NV, (3)	839,483

1,008,387	Enel SpA, (3)	5,530,216

46,542	Entergy Corp	5,242,491

465,569	Equatorial Energia SA	2,031,852

49,447	Eversource Energy	4,176,788

262,198	Exelon Corp	11,882,813

131,581	FirstEnergy Corp	5,051,395

634,706	Iberdrola SA, (3)	6,608,180

Shares	Description (1)	Value

	Electric Utilities (continued)

347,985	NextEra Energy Inc	$26,954,918

17,893	Orsted AS, 144A, (3)	1,884,560

394,397	Power Grid Corp of India Ltd, (3)	1,058,674

7,316	Southern Co/The	521,704

38,729	SSE PLC, (3)	764,329

785,219	Terna – Rete Elettrica Nazionale, (3)	6,173,575

177,993	Xcel Energy Inc	12,594,785
	Total Electric Utilities	96,614,861

	Gas Utilities – 1.5%

121,201	AltaGas Ltd	2,557,349

372,741	APA Group, (3)	2,902,821

530,039	Snam SpA, (3)	2,780,778
	Total Gas Utilities	8,240,948

	Independent Power & Renewable Electricity Producers – 3.1%

74,832	Brookfield Renewable Corp	2,664,768

100,883	Clearway Energy Inc	3,514,764

330,879	Meridian Energy Ltd, (3)	965,553

70,778	NextEra Energy Partners LP	5,248,896

141,774	RWE AG, (3)	5,243,659
	Total Independent Power & Renewable Electricity Producers	17,637,640

	IT Services – 0.2%

181,075	NEXTDC Ltd, (2), (3)	1,332,702

	Machinery – 0.4%

78,390	Evoqua Water Technologies Corp, (2)	2,548,459

	Media – 0.2%

2,411,120	Converge Information and Communications Technology Solutions Inc, (2), (3)	929,347

	Multi-Utilities – 10.8%

99,536	Ameren Corp	8,994,073

105,968	Brookfield Infrastructure Corp	4,503,640

278,122	CenterPoint Energy Inc	8,226,849

191,618	Dominion Energy Inc	15,293,032

83,933	DTE Energy Co	10,638,508

49,156	E.ON SE, (3)	414,045

7,368	National Grid PLC ADR	476,636

45,213	NiSource Inc	1,333,331

1,320,002	Sembcorp Industries Ltd, (3)	2,709,342

43,329	Sempra Energy	6,511,049

91,872	Veolia Environnement SA, (2), (3)	2,252,085
	Total Multi-Utilities	61,352,590

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments    June 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 16.3%

98,892	Cheniere Energy Inc	$13,155,603

92,037	DT Midstream Inc	4,511,654

535,754	Enbridge Inc	22,640,964

43,853	Energy Transfer LP	437,653

11,538	Enterprise Products Partners LP	281,181

33,928	Gibson Energy Inc	628,374

103,864	Keyera Corp	2,372,282

661,826	Kinder Morgan Inc	11,092,204

74,662	ONEOK Inc	4,143,741

51,010	Pembina Pipeline Corp	1,803,104

97,112	Targa Resources Corp	5,794,673

308,261	TC Energy Corp	15,968,648

312,558	Williams Cos Inc/The	9,754,935
	Total Oil, Gas & Consumable Fuels	92,585,016

	Road & Rail – 3.8%

11,525	Canadian Pacific Railway Ltd	804,906

205,883	CSX Corp	5,982,960

121,016	East Japan Railway Co, (3)	6,189,864

4,912	Norfolk Southern Corp	1,116,448

34,195	Union Pacific Corp	7,293,110
	Total Road & Rail	21,387,288

	Transportation Infrastructure – 19.6%

129,434	Aena SME SA, 144A, (2), (3)	16,515,896

212,559	Atlantia SpA, (3)	4,989,708

1,304,012	Atlas Arteria Ltd, (3)	7,265,607

2,352,569	Auckland International Airport Ltd, (2), (3)	10,538,578

1,118,872	China Merchants Port Holdings Co Ltd, (3)	1,905,637

1,061,101	COSCO SHIPPING Ports Ltd, (3)	750,399

196,163	Enav SpA, 144A, (2), (3)	822,807

19,494	Flughafen Zurich AG, (2), (3)	2,953,821

67,125	Fraport AG Frankfurt Airport Services Worldwide, (2), (3)	2,935,530

562,864	Getlink SE, (3)	9,982,576

98,391	Grupo Aeroportuario del Centro Norte SAB de CV ADR	5,039,587

49,963	Grupo Aeroportuario del Pacifico SAB de CV ADR	6,973,836

4,377	Grupo Aeroportuario del Sureste SAB de CV ADR	859,599

226,604	International Container Terminal Services Inc, (3)	758,720

72,489	Japan Airport Terminal Co Ltd, (2), (3)	2,880,147

213,789	Kamigumi Co Ltd, (3)	4,132,850

518,091	Port of Tauranga Ltd, (3)	2,009,297

976,198	Qube Holdings Ltd, (3)	1,841,260

Shares	Description (1)			Value

	Transportation Infrastructure (continued)

2,812,672	Transurban Group, (3)			$27,984,123
	Total Transportation Infrastructure			111,139,978

	Water Utilities – 1.4%

13,448	American Water Works Co Inc			2,000,659

205,835	Pennon Group PLC, (3)			2,395,125

113,301	Severn Trent PLC, (3)			3,761,613
	Total Water Utilities			8,157,397
	Total Common Stocks (cost $415,527,790)			489,890,005

Shares	Description (1)			Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 9.2%

	Health Care – 0.3%

488,563	Parkway Life Real Estate Investment Trust, (3)			$1,713,422

	Specialized – 8.9%

89,730	American Tower Corp			22,934,091

72,853	Crown Castle International Corp			12,266,988

22,681	Digital Realty Trust Inc			2,944,674

3,062	Equinix Inc			2,011,795

32,548	SBA Communications Corp			10,416,988
	Total Specialized			50,574,536
	Total Real Estate Investment Trust Common Stocks (cost $47,476,959)			52,287,958

Shares	Description (1)			Value

	INVESTMENT COMPANIES – 0.2%

874,568	Cordiant Digital Infrastructure Ltd/Fund			$1,101,817
	Total Investment Companies (cost $1,227,285)			1,101,817
	Total Long-Term Investments (cost $464,232,034)			543,279,780

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.3%

	REPURCHASE AGREEMENTS – 4.3%

$24,211	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/22, repurchase price $24,211,028, collateralized by $28,404,200, U.S. Treasury Note, 0.500%, due 10/31/27, value $24,695,259	0.240%	7/01/22	$24,211,028
	Total Short-Term Investments (cost $24,211,028)			24,211,028
	Total Investments (cost $488,443,062) – 99.9%			567,490,808
	Other Assets Less Liabilities – 0.1%			627,852
	Net Assets – 100%			$568,118,660

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments    June 30, 2022

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Nuveen Global Real Estate Securities Fund

Portfolio of Investments    June 30, 2022

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.2%

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 82.0%

	Diversified – 5.2%

42	Activia Properties Inc, (2)	$125,479

5,431	Armada Hoffler Properties Inc	69,734

11,009	Broadstone Net Lease Inc	225,795

23,667	Charter Hall Group, (2)	177,529

1,975	Essential Properties Realty Trust Inc	42,443

1,698	Gecina SA, (2)	159,357

124,896	Home REIT PLC	172,713

147	Hulic REIT Inc, (2)	173,391

17,941	Land Securities Group PLC, (2)	145,591

70,458	LXI REIT Plc, (2)	122,053

178,539	Mirvac Group, (2)	244,044

157	Nomura Real Estate Master Fund Inc, (2)	196,109

389	Star Asia Investment Corp	176,036

62,629	Stockland, (2)	156,371

47	Tokyu REIT Inc, (2)	68,934
	Total Diversified	2,255,579

	Health Care – 6.6%

2,635	Aedifica SA, (2)	253,177

3,787	CareTrust REIT Inc	69,832

954	Global Medical REIT Inc	10,713

2,486	Healthcare Trust of America Inc	69,384

15,058	Healthpeak Properties Inc	390,153

9,520	NorthWest Healthcare Properties Real Estate Investment Trust	89,194

16,660	Parkway Life Real Estate Investment Trust, (2)	58,428

16,483	Ventas Inc	847,721

13,188	Welltower Inc	1,086,032
	Total Health Care	2,874,634

	Hotels – 1.8%

15	Hoshino Resorts REIT Inc, (2)	72,594

600	Host Hotels & Resorts Inc	9,408

156	Japan Hotel REIT Investment Corp, (2)	78,222

5,610	Park Hotels & Resorts Inc	76,128

4,674	Pebblebrook Hotel Trust	77,448

14,691	RLJ Lodging Trust	162,042

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    June 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Hotels (continued)

1,139	Ryman Hospitality Properties Inc, (3)	$86,598

4,956	Summit Hotel Properties Inc, (3)	36,030

12,495	Xenia Hotels & Resorts Inc, (3)	181,552
	Total Hotels	780,022

	Industrial – 15.8%

410	Americold Realty Trust Inc	12,316

93	ARGAN SA, (2)	8,701

4,418	Dream Industrial Real Estate Investment Trust	41,462

6,060	Duke Realty Corp	332,997

1,437	EastGroup Properties Inc	221,772

7,824	First Industrial Realty Trust Inc	371,483

111,118	Frasers Logistics & Commercial Trust, (2)	106,444

79	GLP J-REIT, (2)	96,811

22,267	Goodman Group, (2)	274,947

64	LaSalle Logiport REIT, (2)	78,748

167,117	Mapletree Industrial Trust, (2)	312,850

29,868	Mapletree Logistics Trust, (2)	36,145

79	Mitsui Fudosan Logistics Park Inc, (2)	298,885

777	Plymouth Industrial REIT Inc	13,629

19,707	Prologis Inc	2,318,529

81,045	Property for Industry Ltd, (2)	123,414

1,746	Rexford Industrial Realty Inc	100,552

12,259	Segro PLC, (2)	146,345

16,326	STAG Industrial Inc	504,147

41,850	Summit Industrial Income REIT	556,288

7,356	Terreno Realty Corp	409,950

133,127	Tritax Big Box REIT PLC, (2)	295,004

97,046	Urban Logistics REIT PLC, (2)	191,255
	Total Industrial	6,852,674

	Office – 6.9%

5,393	Alexandria Real Estate Equities Inc	782,147

3,872	Boston Properties Inc	344,530

6,561	Corporate Office Properties Trust	171,833

4,976	Cousins Properties Inc	145,448

45	Daiwa Office Investment Corp, (2)	231,164

14,237	Douglas Emmett Inc	318,624

123,637	GDI Property Group Partnership, (2)	77,667

51	Kenedix Office Investment Corp, (2)	256,481

1,360	Kilroy Realty Corp	71,169

Shares	Description (1)	Value

	Office (continued)

3,755	NSI NV, (2)	$129,277

127	Orix JREIT Inc, (2)	172,540

4,205	Paramount Group Inc	30,402

13,780	Piedmont Office Realty Trust Inc	180,794

65,252	Precinct Properties New Zealand Ltd, (2)	55,744
	Total Office	2,967,820

	Residential – 13.8%

12,007	American Homes 4 Rent	425,528

4,634	Apartment Income REIT Corp	192,774

4,717	AvalonBay Communities Inc	916,277

4,592	Boardwalk Real Estate Investment Trust	149,404

4,551	Camden Property Trust	612,019

327	Centerspace	26,667

2,800	Equity Residential	202,216

848	Essex Property Trust Inc	221,760

33,023	Ingenia Communities Group, (2)	90,957

15,300	InterRent Real Estate Investment Trust	142,516

18,140	Killam Apartment Real Estate Investment Trust	241,688

3,883	Mid-America Apartment Communities Inc	678,244

9,219	Minto Apartment Real Estate Investment Trust, 144A	104,853

41	Nippon Accommodations Fund Inc, (2)	206,281

4,949	Sun Communities Inc	788,673

15,010	UDR Inc	691,060

16,946	UNITE Group PLC/The, (2)	220,274

2,141	Xior Student Housing NV, (2)	93,171
	Total Residential	6,004,362

	Retail – 10.9%

9,048	Acadia Realty Trust	141,330

5,333	Agree Realty Corp	384,669

162,441	CapitaLand Integrated Commercial Trust, (2)	253,931

3,635	Federal Realty OP LP	348,015

78,317	Fortune Real Estate Investment Trust, (2)	64,963

46	Kenedix Retail REIT Corp, (2)	93,368

23,459	Kimco Realty Corp	463,784

4,825	Kite Realty Group Trust	83,424

6,599	Klepierre SA, (2)	127,704

58,354	Link REIT, (2)	476,832

45,458	Mapletree Commercial Trust, (2)	59,912

1,002	National Retail Properties Inc	43,086

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    June 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Retail (continued)

11,702	NETSTREIT Corp	$220,817

2,084	Realty Income Corp	142,254

20,470	RioCan Real Estate Investment Trust	318,373

179,734	Scentre Group, (2)	322,721

6,868	Simon Property Group Inc	651,911

17,209	SITE Centers Corp	231,805

68,051	Supermarket Income REIT PLC	98,992

130,284	Waypoint REIT Ltd, (2)	208,989
	Total Retail	4,736,880

	Specialized – 21.0%

5,892	American Tower Corp	1,505,936

3,413	Crown Castle International Corp	574,681

13,898	CubeSmart	593,723

6,756	Digital Realty Trust Inc	877,131

1,989	Equinix Inc	1,306,813

883	Extra Space Storage Inc	150,216

2,839	Four Corners Property Trust Inc	75,489

11,125	Gaming and Leisure Properties Inc	510,192

2,675	Life Storage Inc	298,691

753	National Storage REIT, (2)	1,117

4,717	PotlatchDeltic Corp	208,444

5,260	Public Storage	1,644,644

20,307	Safestore Holdings PLC, (2)	262,946

1,018	SBA Communications Corp	325,811

26,582	VICI Properties Inc	791,878
	Total Specialized	9,127,712
	Total Real Estate Investment Trust Common Stocks (cost $34,098,580)	35,599,683

Shares	Description (1)	Value

	COMMON STOCKS – 16.2%

	Diversified Telecommunication Services – 1.5%

9,643	Cellnex Telecom SA, 144A, (2)	$375,288

6,324	IHS Holding Ltd, (3)	66,022

11,237	Infrastrutture Wireless Italiane SpA, 144A, (2)	114,239

6,317	Radius Global Infrastructure Inc, (3)	96,397
	Total Diversified Telecommunication Services	651,946

	Equity Real Estate Investment Trust – 0.4%

19,933	Nexus Industrial REIT	150,055

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 0.2%

13,380	Playa Hotels & Resorts NV, (3)	$91,921

	Household Durables – 0.3%

137,067	Cairn Homes PLC	142,921

	IT Services – 0.3%

17,211	NEXTDC Ltd, (2), (3)	126,672

	Real Estate Management & Development – 13.5%

106,844	Ascendas India Trust, (2)	90,040

131,930	Capitaland Investment Ltd/Singapore, (2)	363,113

3,693	Castellum AB, (2)	47,607

4,767	Catena AB, (2)	172,521

10,635	Cibus Nordic Real Estate AB, (2)	164,578

75,379	Corp Inmobiliaria Vesta SAB de CV	140,566

15,074	CRE Inc/Japan, (2), (3)	188,130

17,403	CTP NV, (2)	200,335

6,736	DIC Asset AG, (2)	74,531

13,667	Dios Fastigheter AB, (2)	95,327

2,211	Entra ASA, 144A, (2)	28,016

41,610	ESR Group Ltd, 144A, (2), (3)	112,832

23,261	Grainger PLC	79,624

80,107	Hongkong Land Holdings Ltd, (2)	402,308

3,562	Hulic Co Ltd, (2)	27,628

4,841	Hysan Development Co Ltd, (2)	14,605

9,321	Keihanshin Building Co Ltd, (2)	90,128

18,501	Langham Hospitality Investments and Langham Hospitality Investments Ltd, (2)	2,267

3,234	LEG Immobilien SE, (2)	269,139

6,530	Lifestyle Communities Ltd, (2)	61,226

34,626	Mitsui Fudosan Co Ltd, (2)	743,934

7,487	New World Development Co Ltd, (2)	26,969

7,956	Sagax AB, (2)	147,502

49,183	Samhallsbyggnadsbolaget i Norden AB, (2)	82,207

14,791	Sumitomo Realty & Development Co Ltd, (2)	390,463

53,857	Sun Hung Kai Properties Ltd, (2)	637,670

19,455	TAG Immobilien AG, (2)	222,748

27,421	Tricon Residential Inc	278,049

1,829	VGP NV, (2)	291,764

899	VIB Vermoegen AG, (2)	22,643

11,012	Vonovia SE, (2)	340,716

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    June 30, 2022

(Unaudited)

Shares	Description (1)			Value

	Real Estate Management & Development (continued)

4,602	Wihlborgs Fastigheter AB, (2)			$32,193
	Total Real Estate Management & Development			5,841,379
	Total Common Stocks (cost $7,969,094)			7,004,894
	Total Long-Term Investments (cost $42,067,674)			$42,604,577

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.6%

	REPURCHASE AGREEMENTS – 2.6%

$1,145	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/22, repurchase price $1,145,460, collateralized by $1,349,500, U.S. Treasury Note, 0.375%, due 9/30/27, value $1,168,418	0.240%	7/01/22	$1,145,460
	Total Short-Term Investments (cost $1,145,460)			1,145,460
	Total Investments (cost $43,213,134) – 100.8%			43,750,037
	Other Assets Less Liabilities – (0.8)%			(339,302)
	Net Assets – 100%			$43,410,735

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Nuveen Real Asset Income Fund

Portfolio of Investments    June 30, 2022

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.7%

	COMMON STOCKS – 26.8%

	Air Freight & Logistics – 0.0%

9,011	Oesterreichische Post AG, (2)	$257,773

	Capital Markets – 0.2%

1,901,202	Greencoat Renewables PLC	2,350,990

	Diversified Financial Services – 0.2%

2,115,232	Sdcl Energy Efficiency Income Trust PLC, (2)	2,998,120

	Diversified Telecommunication Services – 1.2%

4,121,932	HKBN Ltd	4,680,432

941,773	HKT Trust & HKT Ltd, (2)	1,264,841

13,836,422	NetLink NBN Trust	9,660,498
	Total Diversified Telecommunication Services	15,605,771

	Electric Utilities – 5.4%

453,281	Cia de Transmissao de Energia Eletrica Paulista, (2)	1,989,484

549,463	CK Infrastructure Holdings Ltd, (2)	3,375,314

147,849	CLP Holdings Ltd, (2)	1,228,667

543,896	Contact Energy Ltd, (2)	2,469,263

302,888	Emera Inc	14,189,051

387,147	Endesa SA, (2)	7,323,817

1,549,313	Enel SpA, (2)	8,496,773

334,958	OGE Energy Corp	12,915,980

40,673	Pinnacle West Capital Corp	2,974,010

412,031	Red Electrica Corp SA, (2)	7,799,570

506,791	SSE PLC, (2)	10,001,686
	Total Electric Utilities	72,763,615

	Equity Real Estate Investment Trust – 0.3%

548,955	Nexus Industrial REIT	4,132,515

	Gas Utilities – 2.1%

772,777	APA Group, (2)	6,018,209

421,385	Enagas SA, (2)	9,319,578

512,307	Italgas SpA, (2)	2,989,488

7,208	Naturgy Energy Group SA, (2)	208,280

1,951,375	Snam SpA, (2)	10,237,627
	Total Gas Utilities	28,773,182

	Health Care Providers & Services – 0.3%

172,457	Chartwell Retirement Residences	1,493,859

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

271,579	Sienna Senior Living Inc	$2,740,686
	Total Health Care Providers & Services	4,234,545

	Household Durables – 0.2%

120,859	Persimmon PLC, (2)	2,749,771

	Independent Power & Renewable Electricity Producers – 1.2%

3,629	Atlantica Sustainable Infrastructure PLC	117,071

1,617	Canadian Solar Infrastructure Fund Inc, (2)	1,459,593

105,333	Capital Power Corp	3,683,218

186,477	Clearway Energy Inc	5,961,670

25,807	NextEra Energy Partners LP	1,913,847

195,217	TransAlta Renewables Inc	2,494,810
	Total Independent Power & Renewable Electricity Producers	15,630,209

	Industrial Conglomerates – 0.1%

961,170	NWS Holdings Ltd, (2)	913,266

	Media – 0.2%

263,890	SES SA, (2)	2,309,846

	Multi-Utilities – 2.4%

123,204	ACEA SpA, (2)	1,826,394

404,552	Algonquin Power & Utilities Corp	5,437,189

201,067	Canadian Utilities Ltd	5,996,708

169,178	E.ON SE, (2)	1,424,999

199,751	National Grid PLC ADR	12,921,892

1,164,157	REN – Redes Energeticas Nacionais SGPS SA, (2)	3,504,758

420,488	Vector Ltd, (2)	1,094,930
	Total Multi-Utilities	32,206,870

	Oil, Gas & Consumable Fuels – 8.5%

226,116	DT Midstream Inc	11,084,206

500,827	Enbridge Inc	21,164,949

105,677	Energy Transfer LP	1,054,656

250,470	Enterprise Products Partners LP	6,103,954

314,877	Gibson Energy Inc	5,831,780

145,166	Keyera Corp	3,315,631

1,007,030	Kinder Morgan Inc	16,877,823

62,274	Magellan Midstream Partners LP	2,974,206

113,197	ONEOK Inc	6,282,434

217,841	Pembina Pipeline Corp	7,700,253

150,177	Plains GP Holdings LP	1,549,827

176,732	TC Energy Corp	9,155,135

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

690,231	Williams Cos Inc/The	$21,542,110
	Total Oil, Gas & Consumable Fuels	114,636,964

	Real Estate Management & Development – 2.5%

369,092	Amot Investments Ltd, (2)	2,230,651

4,648,649	Ascendas India Trust, (2)	3,917,520

111,120	Cibus Nordic Real Estate AB, (2)	1,719,597

2,067,151	Corp Inmobiliaria Vesta SAB de CV	3,854,803

144,847	DIC Asset AG, (2)	1,602,674

617,046	Hongkong Land Holdings Ltd, (2)	3,098,887

153,443	Kennedy-Wilson Holdings Inc	2,906,210

6,995	LEG Immobilien SE, (2)	582,135

22,896	New World Development Co Ltd, (2)	82,475

1,007,153	Sino Land Co Ltd, (2)	1,487,238

622,022	Sun Hung Kai Properties Ltd, (2)	7,364,774

256,774	TAG Immobilien AG, (2)	2,939,912

40,680	Vonovia SE, (2)	1,258,658
	Total Real Estate Management & Development	33,045,534

	Road & Rail – 0.2%

1,294,757	Aurizon Holdings Ltd, (2)	3,405,250

	Thrifts & Mortgage Finance – 0.0%

20,505	Real Estate Credit Investments Ltd/Fund	36,942

	Transportation Infrastructure – 1.5%

131,591	Atlantia SpA, (2)	3,089,028

1,151,014	Atlas Arteria Ltd, (2)	6,413,143

1,214,159	China Merchants Port Holdings Co Ltd, (2)	2,067,928

2,461,752	COSCO SHIPPING Ports Ltd, (2)	1,740,925

1,797,976	Dalrymple Bay Infrastructure Ltd	2,444,875

62,646	Enav SpA, 144A, (2), (3)	262,769

27,451	Grupo Aeroportuario del Pacifico SAB de CV ADR	3,831,611

208,937	Jiangsu Expressway Co Ltd, (2), (3)	210,776
	Total Transportation Infrastructure	20,061,055

	Water Utilities – 0.3%

2,975,614	Guangdong Investment Ltd, (2)	3,145,317

54,330	United Utilities Group PLC, (2)	676,315
	Total Water Utilities	3,821,632
	Total Common Stocks (cost $336,839,920)	359,933,850

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2022

(Unaudited)

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 21.9%

	Diversified – 3.8%

1,153,462	Abacus Property Group, (2)	$2,050,601

177,706	Armada Hoffler Properties Inc	2,281,745

261,632	Broadstone Net Lease Inc	5,366,072

395,283	Charter Hall Long Wale REIT, (2)	1,167,917

23,049	Essential Properties Realty Trust Inc	495,323

21,117	Gecina SA, (2)	1,981,829

112,507	Global Net Lease Inc	1,593,099

576,951	GPT Group/The, (2)	1,686,245

705,657	Growthpoint Properties Australia Ltd, (2)	1,665,676

4,389,785	Home REIT PLC	6,070,428

970	Hulic REIT Inc, (2)	1,144,145

96,333	ICADE, (2)	4,727,537

494,176	LXI REIT Plc, (2)	856,051

701,461	Mirvac Group, (2)	958,821

10,581	Star Asia Investment Corp	4,788,277

1,711,014	Stockland, (2)	4,272,033

1,179,867	Stride Property Group, (2)	1,221,355

1,994	United Urban Investment Corp, (2)	2,096,171

78,038	WP Carey Inc	6,466,229
	Total Diversified	50,889,554

	Health Care – 1.9%

1,155,035	Assura PLC	919,540

94,985	CareTrust REIT Inc	1,751,523

184,617	Global Medical REIT Inc	2,073,249

15,117	Healthpeak Properties Inc	391,682

48,596	Medical Properties Trust Inc	742,061

830,317	NorthWest Healthcare Properties Real Estate Investment Trust	7,779,384

507,391	Physicians Realty Trust	8,853,973

1,197,437	Target Healthcare REIT PLC	1,580,082

17,527	Universal Health Realty Income Trust	932,612
	Total Health Care	25,024,106

	Industrial – 3.0%

1,279,418	Centuria Industrial REIT, (2)	2,488,486

590,621	Dexus Industria REIT, (2)	1,101,790

608,522	Dream Industrial Real Estate Investment Trust	5,710,803

5,170,440	Frasers Logistics & Commercial Trust, (2)	4,952,960

64,122	Industrial Logistics Properties Trust	902,838

128,886	Intervest Offices & Warehouses NV	3,376,652

Shares	Description (1)	Value

	Industrial (continued)

4,685,111	Mapletree Industrial Trust, (2)	$8,770,711

1,687,117	Mapletree Logistics Trust, (2)	2,041,675

1,791,600	PLA Administradora Industrial S de RL de CV	2,405,490

16,898	Plymouth Industrial REIT Inc	296,391

105,686	STAG Industrial Inc	3,263,584

2,430,956	Urban Logistics REIT PLC, (2)	4,790,835
	Total Industrial	40,102,215

	Mortgage – 1.2%

256,932	Ares Commercial Real Estate Corp	3,142,278

99,737	Blackstone Mortgage Trust Inc	2,759,723

270,790	KKR Real Estate Finance Trust Inc	4,725,286

269,069	Starwood Property Trust Inc	5,620,851
	Total Mortgage	16,248,138

	Office – 3.2%

463,186	Brandywine Realty Trust	4,465,113

1,198,331	Centuria Office REIT, (2)	1,408,875

47,608	Covivio, (2)	2,659,748

5,758,210	Cromwell Property Group, (2)	3,004,746

368,024	Dexus, (2)	2,263,148

292,841	Easterly Government Properties Inc	5,575,693

3,108,199	GDI Property Group Partnership, (2)	1,952,524

9,196	Highwoods Properties Inc	314,411

2,610	Ichigo Office REIT Investment Corp, (2)	1,627,436

98,146	NSI NV, (2)	3,378,962

153	Orix JREIT Inc, (2)	207,863

319,239	Piedmont Office Realty Trust Inc	4,188,416

256,001	Postal Realty Trust Inc	3,814,415

58,370	SL Green Realty Corp	2,693,775

707,610	True North Commercial Real Estate Investment Trust	3,452,292

54,254	Vornado Realty Trust	1,551,122
	Total Office	42,558,539

	Residential – 0.1%

50,290	Apartment Income REIT Corp	2,092,064

	Retail – 5.5%

1,322,104	CapitaLand China Trust, (2)	1,094,872

3,266,459	CapitaLand Integrated Commercial Trust, (2)	5,106,193

396,528	Choice Properties Real Estate Investment Trust	4,328,168

483,055	Crombie Real Estate Investment Trust	6,053,199

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2022

(Unaudited)

Shares	Description (1)				Value

	Retail (continued)

5,069,415	Fortune Real Estate Investment Trust, (2)				$4,205,044

2,172,006	Frasers Centrepoint Trust, (2)				3,582,867

1,632	Kenedix Retail REIT Corp, (2)				3,312,548

390,441	Link REIT, (2)				3,190,435

981,100	Mapletree Commercial Trust, (2)				1,293,053

69,133	National Retail Properties Inc				2,972,719

53,542	Realty Income Corp				3,654,777

247,852	RioCan Real Estate Investment Trust				3,854,877

8,443	Saul Centers Inc				397,750

5,244,457	Scentre Group, (2)				9,416,681

96,736	Simon Property Group Inc				9,182,181

76,580	Spirit Realty Capital Inc				2,893,192

1,653,812	Supermarket Income REIT PLC				2,405,757

146,711	Urstadt Biddle Properties Inc				2,376,718

2,488,546	Waypoint REIT Ltd, (2)				3,991,891
	Total Retail				73,312,922

	Specialized – 3.2%

242,748	Four Corners Property Trust Inc				6,454,669

264,388	Gaming and Leisure Properties Inc				12,124,834

59,526	Iron Mountain Inc				2,898,321

102,478	National Storage Affiliates Trust				5,131,073

4,689	Public Storage				1,466,110

494,023	VICI Properties Inc				14,716,945
	Total Specialized				42,791,952
	Total Real Estate Investment Trust Common Stocks (cost $301,786,764)				293,019,490

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 18.7%

	Air Freight & Logistics – 0.1%

$2,300	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	BB	$2,097,462

	Building Products – 0.3%

3,730	Advanced Drainage Systems Inc, 144A	6.375%	6/15/30	Ba2	3,642,606

	Capital Markets – 0.2%

2,700	Hunt Cos Inc, 144A	5.250%	4/15/29	BB-	2,295,000

	Chemicals – 0.0%

500	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B-	475,895

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Commercial Services & Supplies – 0.5%

$860	Clean Harbors Inc, 144A	4.875%	7/15/27	BB	$786,900

1,500	Clean Harbors Inc, 144A	5.125%	7/15/29	BB	1,361,250

1,570	Covanta Holding Corp, 144A	4.875%	12/01/29	B	1,277,540

1,300	GFL Environmental Inc, 144A	3.500%	9/01/28	BB-	1,114,750

2,085	GFL Environmental Inc, 144A	4.750%	6/15/29	B-	1,725,338

850	Stericycle Inc, 144A	3.875%	1/15/29	BB	694,875
	Total Commercial Services & Supplies				6,960,653

	Communications Equipment – 0.3%

875	America Movil SAB de CV, 144A	5.375%	4/04/32	A-	776,562

650	Liquid Telecommunications Financing Plc, 144A	5.500%	9/04/26	B1	568,594

3,325	Viasat Inc, 144A	6.500%	7/15/28	BB-	2,290,327
	Total Communications Equipment				3,635,483

	Construction & Engineering – 0.2%

1,800	GMR Hyderabad International Airport Ltd, 144A	5.375%	4/10/24	BB+	1,742,400

1,500	IHS Netherlands Holdco BV, 144A	8.000%	9/18/27	BB-	1,313,850
	Total Construction & Engineering				3,056,250

	Diversified Financial Services – 0.5%

968	Cometa Energia SA de CV, 144A	6.375%	4/24/35	Baa3	935,006

975	Genesis Energy LP / Genesis Energy Finance Corp	7.750%	2/01/28	B	843,424

550	Indian Railway Finance Corp Ltd, 144A	3.570%	1/21/32	BBB-	469,827

1,815	Minejesa Capital BV, 144A	5.625%	8/10/37	Baa3	1,468,389

15,424 BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	2,534,552
	Total Diversified Financial Services				6,251,198

	Diversified Telecommunication Services – 0.6%

1,325	Altice France SA/France, 144A	5.500%	1/15/28	B	1,067,764

1,925	Altice France SA/France, 144A	5.125%	7/15/29	B	1,453,375

200	Cablevision Lightpath LLC, 144A	3.875%	9/15/27	B+	165,500

3,280	Cellnex Finance Co SA, 144A	3.875%	7/07/41	BBB-	2,246,177

1,750	Frontier Communications Holdings LLC, 144A, (6)	6.000%	1/15/30	BB-	1,346,537

865	Iliad Holding SASU, 144A	6.500%	10/15/26	BB-	778,474

1,030	Iliad Holding SASU, 144A	7.000%	10/15/28	BB-	896,034
	Total Diversified Telecommunication Services				7,953,861

	Electric Utilities – 1.6%

1,806	Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	Baa3	1,824,444

1,925	Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energ, 144A	6.250%	12/10/24	BB+	1,838,375

350	Adani Transmission Step-One Ltd, 144A	4.250%	5/21/36	BBB-	293,924

650	AES Panama Generation Holdings SRL, 144A	4.375%	5/31/30	Baa3	555,319

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2022

(Unaudited)

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Electric Utilities (continued)

$1,500	Cikarang Listrindo Tbk PT, 144A	4.950%	9/14/26	BB+	$1,389,585

2,325	Clearway Energy Operating LLC, 144A	3.750%	2/15/31	BB	1,874,462

800	Consorcio Transmantaro SA, 144A	5.200%	4/11/38	BBB	714,000

1,400 EUR	EDP – Energias de Portugal SA, Reg S	4.496%	4/30/79	BB+	1,419,448

625	Electricidad Firme de Mexico Holdings SA de CV, 144A	4.900%	11/20/26	Ba2	511,332

1,200	Empresa de Transmision Electrica SA, 144A	5.125%	5/02/49	Baa2	1,004,772

5,700,000 COP	Empresas Publicas de Medellin ESP, 144A	8.375%	11/08/27	Baa3	1,078,958

1,500	Lamar Funding Ltd, 144A	3.958%	5/07/25	BB	1,421,136

1,133	LLPL Capital Pte Ltd, 144A	6.875%	2/04/39	Baa3	1,053,976

1,515 GBP	NGG Finance PLC, Reg S	5.625%	6/18/73	BBB-	1,740,012

1,500	NRG Energy Inc, 144A	3.625%	2/15/31	BB+	1,175,985

2,175	Pacific Gas and Electric Co	3.300%	8/01/40	BBB-	1,499,584

1,155	Pattern Energy Operations LP / Pattern Energy Operations Inc, 144A	4.500%	8/15/28	BB-	1,004,850

1,000	ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9 Subsidiaries, 144A	4.500%	7/14/28	Ba3	782,678
	Total Electric Utilities				21,182,840

	Electrical Equipment – 0.1%

2,130	Vertiv Group Corp, 144A	4.125%	11/15/28	BB-	1,729,390

	Energy Equipment & Services – 0.1%

850	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	752,505

1,000	Galaxy Pipeline Assets Bidco Ltd, 144A	3.250%	9/30/40	Aa2	789,278
	Total Energy Equipment & Services				1,541,783

	Equity Real Estate Investment Trust – 3.6%

5,000	American Tower Corp	2.300%	9/15/31	BBB+	3,960,320

4,400	Brixmor Operating Partnership LP	2.500%	8/16/31	BBB	3,450,313

5,000	Crown Castle International Corp	2.100%	4/01/31	BBB+	3,976,862

1,455	CTR Partnership LP / CareTrust Capital Corp, 144A	3.875%	6/30/28	BB+	1,242,570

2,250	Equinix Inc	2.500%	5/15/31	BBB+	1,823,205

3,500	Goodman US Finance Five LLC, 144A	4.625%	5/04/32	BBB+	3,433,076

1,740	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.375%	6/15/26	Baa3	1,496,400

1,300	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.750%	9/15/30	Baa3	1,036,750

800	Iron Mountain Inc, 144A	4.500%	2/15/31	BB-	653,716

2,195	Iron Mountain Information Management Services Inc, 144A	5.000%	7/15/32	BB-	1,771,612

3,600	Mid-America Apartments LP	1.700%	2/15/31	A-	2,847,155

1,375	MPT Operating Partnership LP / MPT Finance Corp	3.500%	3/15/31	BBB-	1,083,720

1,600	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 144A	4.875%	5/15/29	B+	1,373,864

2,450	RHP Hotel Properties LP / RHP Finance Corp, 144A, (6)	4.500%	2/15/29	B+	2,077,353

1,370	RLJ Lodging Trust LP, 144A	3.750%	7/01/26	BB-	1,187,199

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Equity Real Estate Investment Trust (continued)

$1,430	RLJ Lodging Trust LP, 144A	4.000%	9/15/29	BB-	$1,174,619

5,525	SBA Communications Corp	3.125%	2/01/29	BB-	4,522,213

3,035	Scentre Group Trust 2, 144A	5.125%	9/24/80	BBB+	2,502,170

3,650	VICI Properties LP	5.125%	5/15/32	BBB-	3,439,541

1,695	VICI Properties LP / VICI Note Co Inc, 144A	4.500%	1/15/28	BBB-	1,544,645

3,595	Welltower Inc	3.850%	6/15/32	BBB+	3,276,046

1,140	XHR LP, 144A	4.875%	6/01/29	B+	977,957
	Total Equity Real Estate Investment Trust				48,851,306

	Gas Utilities – 0.6%

1,710 CAD	AltaGas Ltd	5.250%	1/11/82	BB+	1,124,466

2,025	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.375%	4/01/26	B	1,758,075

2,225	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B	1,806,217

2,550	National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB-	2,397,000

700	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB-	595,000
	Total Gas Utilities				7,680,758

	Health Care Providers & Services – 0.6%

830	Encompass Health Corp	4.750%	2/01/30	B+	695,573

2,170	Encompass Health Corp	4.625%	4/01/31	B+	1,757,103

3,925	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B+	3,358,936

2,300	Tenet Healthcare Corp, 144A	6.125%	6/15/30	BB-	2,121,934
	Total Health Care Providers & Services				7,933,546

	Hotels, Restaurants & Leisure – 0.7%

2,375	CDI Escrow Issuer Inc, 144A	5.750%	4/01/30	B+	2,161,250

1,650	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc, 144A	4.625%	1/15/29	B	1,406,625

400	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc, 144A	6.750%	7/15/30	CCC+	307,000

2,250	Hilton Domestic Operating Co Inc, 144A	4.000%	5/01/31	N/R	1,869,750

1,605	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	5.000%	6/01/29	BB-	1,300,050

1,775	Marriott International Inc/MD	2.750%	10/15/33	BBB	1,395,821

1,065	Marriott Ownership Resorts Inc, 144A	4.500%	6/15/29	B+	885,737
	Total Hotels, Restaurants & Leisure				9,326,233

	Independent Power & Renewable Electricity Producers – 1.1%

1,197	Alfa Desarrollo SpA, 144A	4.550%	9/27/51	BBB-	$858,679

1,720	Atlantica Sustainable Infrastructure PLC, 144A	4.125%	6/15/28	BB+	1,497,743

674	Azure Power Energy Ltd, 144A	3.575%	8/19/26	BB+	556,402

3,570	Clearway Energy Operating LLC, 144A	3.750%	1/15/32	BB	2,829,225

1,300	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A	5.375%	12/30/30	BBB-	877,500

475	Israel Electric Corp Ltd, Reg S, 144A	3.750%	2/22/32	BBB+	424,881

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2022

(Unaudited)

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Independent Power & Renewable Electricity Producers (continued)

$1,500	Kallpa Generacion SA, 144A	4.125%	8/16/27	Baa3	$1,350,000

3,315	TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB-	2,839,264

968	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	901,073

2,900	Vistra Operations Co LLC, 144A	5.125%	5/13/25	BBB-	2,871,450
	Total Independent Power & Renewable Electricity Producers				15,006,217

	Internet Software & Services – 0.2%

3,075	Cogent Communications Group Inc, 144A	3.500%	5/01/26	BB	2,829,000

	Machinery – 0.1%

1,775	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B-	1,672,937

	Media – 0.8%

4,600	CCO Holdings LLC / CCO Holdings Capital Corp	4.500%	5/01/32	BB+	3,724,620

1,225	Directv Financing LLC / Directv Financing Co-Obligor Inc, 144A	5.875%	8/15/27	BBB-	1,045,011

1,485	DISH DBS Corp, 144A	5.250%	12/01/26	Ba3	1,164,002

1,770	DISH DBS Corp, 144A	5.750%	12/01/28	Ba3	1,310,526

1,500	Lamar Media Corp	3.625%	1/15/31	BB	1,227,630

3,600	VZ Secured Financing BV, 144A	5.000%	1/15/32	BB	2,988,000
	Total Media				11,459,789

	Mortgage Real Estate Investment Trust – 0.6%

5,385	Blackstone Mortgage Trust Inc, 144A	3.750%	1/15/27	Ba2	4,388,775

1,875	Starwood Property Trust Inc, 144A	3.625%	7/15/26	BB+	1,589,063

1,500	Starwood Property Trust Inc, 144A	4.375%	1/15/27	BB+	1,302,090

605 CAD	Transcanada Trust	4.200%	3/04/81	BBB	384,235
	Total Mortgage Real Estate Investment Trust				7,664,163

	Oil, Gas & Consumable Fuels – 3.3%

1,800	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	BB	1,798,002

915	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	8.125%	1/15/27	B-	773,536

1,270	CNX Midstream Partners LP, 144A	4.750%	4/15/30	BB	1,066,800

2,735	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB	2,434,150

1,820	DT Midstream Inc, 144A	4.375%	6/15/31	BB+	1,524,250

424	Energean Israel Finance Ltd, Reg S, 144A	5.375%	3/30/28	BB-	359,385

1,200	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	1,100,721

1,500	EnLink Midstream LLC	5.375%	6/01/29	BB+	1,312,812

410	EQM Midstream Partners LP, 144A	7.500%	6/01/27	BB	395,465

1,215	EQM Midstream Partners LP	5.500%	7/15/28	BB	1,048,996

1,090	EQM Midstream Partners LP, 144A	7.500%	6/01/30	BB	1,047,103

1,300	EQM Midstream Partners LP, 144A, (6)	4.750%	1/15/31	BB	1,036,750

560 CAD	Gibson Energy Inc	5.250%	12/22/80	BB	377,626

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,620	Hess Midstream Operations LP, 144A	5.500%	10/15/30	BB+	$1,453,950

750	Holly Energy Partners LP / Holly Energy Finance Corp, 144A	6.375%	4/15/27	BB+	705,945

975 CAD	Keyera Corp	6.875%	6/13/79	BB	729,122

3,470	Kinetik Holdings LP, 144A	5.875%	6/15/30	BB+	3,305,574

1,425	Leviathan Bond Ltd, Reg S, 144A	6.750%	6/30/30	BB	1,281,885

1,750	New Fortress Energy Inc, 144A	6.500%	9/30/26	BB-	1,585,083

1,350	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	1,215,000

300	Oleoducto Central SA, 144A	4.000%	7/14/27	Baa3	250,286

3,543 CAD	Pembina Pipeline Corp	4.800%	1/25/81	BB+	2,294,059

1,000	Peru LNG Srl, 144A	5.375%	3/22/30	B+	807,500

275	Promigas SA ESP / Gases del Pacifico SAC, 144A	3.750%	10/16/29	Baa3	221,752

1,190	Sunoco LP / Sunoco Finance Corp	5.875%	3/15/28	BB	1,084,991

2,345	Sunoco LP / Sunoco Finance Corp, 144A	4.500%	4/30/30	BB	1,893,314

5,175	Targa Resources Corp, (WI/DD, Settling 7/07/22)	5.200%	7/01/27	BBB-	5,197,381

1,350	Targa Resources Corp, (WI/DD, Settling 7/07/22)	6.250%	7/01/52	BBB-	1,354,258

3,015	TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	B-	2,664,506

849	Tullow Oil PLC, 144A	10.250%	5/15/26	B2	810,795

1,325	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB-	1,175,937

1,675	Western Midstream Operating LP	5.300%	2/01/30	BBB-	1,448,875
	Total Oil, Gas & Consumable Fuels				43,755,809

	Real Estate Management & Development – 0.7%

2,200	Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	BB	2,043,250

1,225	Howard Hughes Corp/The, 144A	4.125%	2/01/29	BB	944,828

1,300	Howard Hughes Corp/The, 144A	4.375%	2/01/31	BB	962,107

1,175	Kennedy-Wilson Inc	4.750%	3/01/29	BB	951,750

2,250	Kennedy-Wilson Inc	5.000%	3/01/31	BB	1,743,750

2,775 EUR	Peach Property Finance GmbH, 144A	4.375%	11/15/25	BB+	2,225,455
	Total Real Estate Management & Development				8,871,140

	Road & Rail – 0.3%

525	ENA Master Trust, 144A	4.000%	5/19/48	BBB	407,547

1,735	First Student Bidco Inc / First Transit Parent Inc, 144A	4.000%	7/31/29	BB+	1,387,634

500	Rumo Luxembourg Sarl, 144A, (6)	4.200%	1/18/32	Ba2	398,750

1,400	Transnet SOC Ltd, 144A	4.000%	7/26/22	BB-	1,335,180
	Total Road & Rail				3,529,111

	Specialty Retail – 0.2%

535	Asbury Automotive Group Inc, 144A	4.625%	11/15/29	BB	442,044

1,130	Asbury Automotive Group Inc, 144A	5.000%	2/15/32	BB	923,775

1,380	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB-	1,050,318
	Total Specialty Retail				2,416,137

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2022

(Unaudited)

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Trading Companies & Distributors – 0.5%

$2,090	Albion Financing 1 SARL / Aggreko Holdings Inc, 144A	6.125%	10/15/26	BB+	$1,788,679

2,735	Albion Financing 2SARL, 144A, (6)	8.750%	4/15/27	BB-	2,290,562

1,015	NESCO Holdings II Inc, 144A	5.500%	4/15/29	B	850,063

3,000	United Rentals North America Inc	3.875%	2/15/31	BB+	2,530,762
	Total Trading Companies & Distributors				7,460,066

	Transportation Infrastructure – 0.7%

1,400	Adani Ports & Special Economic Zone Ltd, 144A	4.000%	7/30/27	BBB-	1,287,426

575	Aeropuerto Internacional de Tocumen SA, 144A	4.000%	8/11/41	BBB	466,425

400	Aeropuerto Internacional de Tocumen SA, 144A	5.125%	8/11/61	BBB	315,826

2,810	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	BB-	2,565,390

1,037	Autopistas del Sol SA/Costa Rica, 144A	7.375%	12/30/30	B	986,098

1,700	DP World Ltd/United Arab Emirates, 144A	5.625%	9/25/48	Baa3	1,590,319

1,800	Mexico City Airport Trust, 144A	4.250%	10/31/26	BBB	1,657,548
	Total Transportation Infrastructure				8,869,032

	Wireless Telecommunication Services – 0.2%

475	CT Trust, 144A	5.125%	2/03/32	Ba1	380,594

1,000	Telefonica Moviles Chile SA, 144A	3.537%	11/18/31	BBB+	840,000

2,495	Vmed O2 UK Financing I PLC, 144A	4.750%	7/15/31	BB+	2,015,585
	Total Wireless Telecommunication Services				3,236,179
	Total Corporate Bonds (cost $289,139,868)				251,383,844

Shares	Description (1)	Coupon		Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 12.5%

	Diversified Financial Services – 0.1%

60,992	Brookfield Finance Inc, (6)	4.625%		BBB	$1,058,046

37,130	National Rural Utilities Cooperative Finance Corp, (6)	5.500%		A3	891,863
	Total Diversified Financial Services				1,949,909

	Electric Utilities – 1.5%

31,827	CMS Energy Corp	5.875%		BBB-	742,206

103,937	DTE Energy Co, (6)	4.375%		BBB-	2,023,653

65,648	Duke Energy Corp, (6)	5.750%		BBB-	1,654,986

15,236	Duke Energy Corp	5.625%		BBB-	383,947

36,322	Entergy Arkansas LLC	4.875%		A	880,808

17,408	Entergy Louisiana LLC, (6)	4.875%		A	421,622

22,010	Entergy Mississippi LLC	4.900%		A	539,685

1,441	Entergy New Orleans LLC	5.500%		BBB	35,319

36,030	Entergy Texas Inc	5.375%		BBB-	905,074

102,721	Georgia Power Co	5.000%		Baa2	2,517,692

Shares	Description (1)	Coupon	Ratings (5)	Value

	Electric Utilities (continued)

69,424	Integrys Holding Inc, (2), (3), (6)	6.000%	BBB	$1,562,040

16,376	Southern Co/The	5.250%	BBB-	385,163

176,069	Southern Co/The	4.950%	BBB-	3,847,636

195,671	Southern Co/The	4.200%	BBB-	3,727,533
	Total Electric Utilities			19,627,364

	Equity Real Estate Investment Trust – 7.6%

238,731	Agree Realty Corp	4.250%	Baa2	4,309,095

184,460	American Homes 4 Rent	5.875%	BB+	4,510,047

12,262	American Homes 4 Rent	6.250%	BB+	311,087

143,076	Armada Hoffler Properties Inc	6.750%	N/R	3,518,239

226,573	Centerspace	6.625%	N/R	5,841,052

55,170	Chatham Lodging Trust	6.625%	N/R	1,209,878

75,293	City Office REIT Inc, (6)	6.625%	N/R	1,593,953

121,306	DiamondRock Hospitality Co	8.250%	N/R	3,111,499

130,995	Digital Realty Trust Inc	5.250%	Baa3	3,176,629

110,833	Digital Realty Trust Inc	5.850%	Baa3	2,778,583

158,172	Digital Realty Trust Inc	5.200%	Baa3	3,762,912

1,961	DigitalBridge Group Inc	7.125%	N/R	42,394

34,829	Federal Realty OP LP	5.000%	Baa2	880,477

3,431	Global Net Lease Inc	7.250%	BB-	80,663

248,980	Hudson Pacific Properties Inc, (6)	4.750%	Baa3	4,743,069

182,792	Kimco Realty Corp	5.250%	Baa2	4,365,987

10,262	Kimco Realty Corp	5.125%	Baa2	247,827

5,766	Mid-America Apartment Communities Inc	8.500%	BBB	337,311

88,419	National Storage Affiliates Trust	6.000%	N/R	2,192,791

151,463	Pebblebrook Hotel Trust	6.300%	N/R	3,139,828

72,724	Pebblebrook Hotel Trust	6.375%	N/R	1,490,842

95,048	Pebblebrook Hotel Trust	5.700%	N/R	1,785,952

51,563	PS Business Parks Inc	5.200%	BBB	962,681

161,661	PS Business Parks Inc	4.875%	Baa2	2,866,249

4,257	Public Storage, (6)	5.150%	A3	103,488

7,714	Public Storage	5.050%	A3	184,827

124,939	Public Storage	4.875%	A3	2,852,357

41,833	Public Storage	4.750%	A3	935,804

52,305	Public Storage	4.700%	A3	1,154,894

101,536	Public Storage, (6)	4.625%	A3	2,232,777

8,179	Public Storage	4.125%	A3	159,163

3,801	Public Storage	3.900%	A3	67,810

10,307	Public Storage	3.875%	A3	186,866

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2022

(Unaudited)

Shares	Description (1)	Coupon	Ratings (5)	Value

	Equity Real Estate Investment Trust (continued)

52,666	Public Storage	4.000%	A3	$962,208

91,939	Public Storage	4.000%	A3	1,665,015

105,306	Public Storage	4.100%	A3	2,019,769

1,091	Public Storage	3.950%	A3	19,900

371	Rexford Industrial Realty Inc	5.875%	BB+	9,219

191,555	Rexford Industrial Realty Inc	5.625%	BB+	4,714,169

56,620	Saul Centers Inc	6.125%	N/R	1,314,031

76,246	Saul Centers Inc	6.000%	N/R	1,725,066

95,048	SITE Centers Corp	6.375%	BB+	2,316,320

1,499	SL Green Realty Corp	6.500%	BB	37,445

15,932	Spirit Realty Capital Inc	6.000%	Baa3	381,253

137,661	Summit Hotel Properties Inc	6.250%	N/R	2,769,739

67,940	Summit Hotel Properties Inc	5.875%	N/R	1,290,860

101,536	Sunstone Hotel Investors Inc	6.125%	N/R	2,083,519

110,231	Sunstone Hotel Investors Inc	5.700%	N/R	2,270,759

905	UMH Properties Inc	6.375%	N/R	22,833

90,492	Urstadt Biddle Properties Inc	6.250%	N/R	2,084,936

87,730	Urstadt Biddle Properties Inc	5.875%	N/R	1,889,704

235,329	Vornado Realty Trust	5.250%	Ba1	4,664,221

166,700	Vornado Realty Trust	5.250%	Ba1	3,260,652

94,177	Vornado Realty Trust	4.450%	Ba1	1,604,776
	Total Equity Real Estate Investment Trust			102,243,425

	Gas Utilities – 0.3%

35,258	AltaGas Ltd	5.290%	BB	858,532

64,303	South Jersey Industries Inc	5.625%	BB+	1,118,872

73,070	Spire Inc	5.900%	BBB	1,796,061
	Total Gas Utilities			3,773,465

	Independent Power & Renewable Electricity Producers – 0.4%

97,771	Brookfield BRP Holdings Canada Inc	4.625%	BBB-	1,665,040

167,335	Brookfield Renewable Partners LP	5.250%	BBB-	3,481,405
	Total Independent Power & Renewable Electricity Producers			5,146,445

	Multi-Utilities – 1.8%

34,627	Algonquin Power & Utilities Corp	6.200%	BB+	844,206

61,962	BIP Bermuda Holdings I Ltd, (6)	5.125%	BBB-	1,323,508

32,987	Brookfield Infrastructure Finance ULC	5.000%	BBB-	602,672

177,238	Brookfield Infrastructure Partners LP	5.125%	BBB-	3,313,464

49,448	Brookfield Infrastructure Partners LP	5.000%	BBB-	906,382

112,268	CMS Energy Corp	5.875%	BBB-	2,674,224

Shares	Description (1)	Coupon		Ratings (5)	Value

	Multi-Utilities (continued)

998	CMS Energy Corp	5.625%		BBB-	$24,551

147,967	CMS Energy Corp	4.200%		BBB-	2,629,374

61,411	DTE Energy Co, (6)	5.250%		BBB-	1,461,582

117,844	DTE Energy Co, (6)	4.375%		BBB-	2,236,679

67,212	NiSource Inc	6.500%		BBB-	1,754,233

267,173	Sempra Energy, (6)	5.750%		BBB-	6,307,955
	Total Multi-Utilities				24,078,830

	Oil, Gas & Consumable Fuels – 0.0%

32,342	NuStar Energy LP	7.625%		B2	665,922

	Real Estate Management & Development – 0.8%

155,071	Brookfield Property Partners LP	6.375%		BB	3,056,449

190,522	Brookfield Property Partners LP, (6)	6.500%		BB	3,800,914

204,287	Brookfield Property Partners LP	5.750%		BB	3,489,222
	Total Real Estate Management & Development				10,346,585

	Trading Companies & Distributors – 0.0%

3,066	Fortress Transportation and Infrastructure Investors LLC	8.250%		B	67,237
	Total $25 Par (or similar) Retail Preferred (cost $189,908,634)				167,899,182

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 10.3%

	Diversified Financial Services – 0.3%

$730	National Rural Utilities Cooperative Finance Corp	5.250%	4/20/46	A3	$671,402

3,702	Transcanada Trust	5.625%	5/20/75	BBB	3,493,869
	Total Diversified Financial Services				4,165,271

	Electric Utilities – 2.8%

3,545	American Electric Power Co Inc	3.875%	2/15/62	BBB	2,803,234

945	CMS Energy Corp	3.750%	12/01/50	BBB-	722,386

1,800	ComEd Financing III	6.350%	3/15/33	Baa2	1,874,864

5,830	Duke Energy Corp	4.875%	N/A (7)	BBB-	5,305,300

3,320	Edison International	5.000%	N/A (7)	BB+	2,641,493

2,120	Edison International	5.375%	N/A (7)	BB+	1,722,500

2,100 GBP	Electricite de France SA, Reg S	5.875%	N/A (7)	BBB-	2,085,122

6,890	Emera Inc	6.750%	6/15/76	BB+	6,648,643

4,325	Enel SpA, 144A	8.750%	9/24/73	BBB-	4,436,109

5,920	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	5,201,912

505	PPL Capital Funding Inc	4.915%	3/30/67	BBB	372,438

1,177	Southern California Edison Co, (3-Month LIBOR reference rate + 4.199% spread), (8)	4.516%	N/A (7)	BB+	1,083,313

2,970	Southern Co/The	4.000%	1/15/51	BBB-	2,662,546
	Total Electric Utilities				37,559,860

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2022

(Unaudited)

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Independent Power & Renewable Electricity Producers – 0.2%

895 GBP	SSE PLC, Reg S	3.740%	N/A (7)	BBB-	$972,637

1,313	Vistra Corp, 144A	8.000%	N/A (7)	Ba3	1,263,762

740	Vistra Corp, 144A	7.000%	N/A (7)	Ba3	671,550
	Total Independent Power & Renewable Electricity Producers				2,907,949

	Marine – 0.2%

2,195	Royal Capital BV, Reg S	4.875%	N/A (7)	N/R	2,162,075

	Multi-Utilities – 2.6%

2,490	Algonquin Power & Utilities Corp	4.750%	1/18/82	BB+	2,066,653

7,610	CenterPoint Energy Inc	6.125%	N/A (7)	BBB-	6,503,523

3,710	CMS Energy Corp	4.750%	6/01/50	BBB-	3,250,776

2,685	Dominion Energy Inc	5.750%	10/01/54	BBB-	2,493,942

3,125	Dominion Energy Inc	4.350%	N/A (7)	BBB-	2,570,313

3,335	Dominion Energy Inc	4.650%	N/A (7)	BBB-	2,963,610

2,884	NiSource Inc	5.650%	N/A (7)	BBB-	2,595,512

4,296	RWE AG, Reg S	6.625%	7/30/75	BBB-	4,209,376

4,100	Sempra Energy	4.125%	4/01/52	BBB-	3,287,260

5,320	Sempra Energy	4.875%	N/A (7)	BBB-	4,894,298
	Total Multi-Utilities				34,835,263

	Oil, Gas & Consumable Fuels – 3.9%

8,902	Enbridge Inc	6.000%	1/15/77	BBB-	8,234,734

10,234	Enbridge Inc	5.500%	7/15/77	BBB-	9,029,333

3,792	Enbridge Inc	6.250%	3/01/78	BBB-	3,375,406

3,480	Enbridge Inc	5.750%	7/15/80	BBB-	3,181,834

3,103	Energy Transfer LP, (3-Month LIBOR reference rate + 3.018% spread), (8)	4.304%	11/01/66	Ba1	2,191,494

1,615	Energy Transfer LP	6.500%	N/A (7)	BB	1,427,527

6,981	Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	5,799,682

4,755	Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	3,753,380

2,289 CAD	Inter Pipeline Ltd/AB	6.625%	11/19/79	BB	1,647,842

2,540 CAD	Keyera Corp	5.950%	3/10/81	BB	1,736,285

805	MPLX LP	6.875%	N/A (7)	BB+	764,492

1,025	Plains All American Pipeline LP	6.125%	N/A (7)	BB	727,750

4,650	Transcanada Trust	5.875%	8/15/76	BBB	4,417,500

3,020	Transcanada Trust	5.500%	9/15/79	BBB	2,689,095

2,905	Transcanada Trust	5.600%	3/07/82	BBB	2,636,287
	Total Oil, Gas & Consumable Fuels				51,612,641

	Real Estate Management & Development – 0.1%

2,000	AT Securities BV, Reg S	5.250%	N/A (7)	BBB-	1,796,250

Principal Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Road & Rail – 0.2%

$2,545	BNSF Funding Trust I	6.613%	12/15/55	A	$2,486,193
	Total $1,000 Par (or similar) Institutional Preferred (cost $153,074,685)				137,525,502

Shares	Description (1)	Coupon		Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES - 5.0%

	Commercial Services & Supplies – 0.2%

52,280	GFL Environmental Inc	6.000%		N/R	$3,105,955

	Electric Utilities – 2.6%

102,303	American Electric Power Co Inc, (6)	6.125%		BBB	5,524,362

131,747	NextEra Energy Inc	4.872%		A-	7,418,674

160,519	NextEra Energy Inc	5.279%		BBB	7,969,768

67,402	NextEra Energy Inc	6.219%		BBB	3,312,808

31,158	PG&E Corp	5.500%		N/R	2,978,705

145,283	Southern Co/The	6.750%		BBB-	7,697,093
	Total Electric Utilities				34,901,410

	Equity Real Estate Investment Trust – 0.2%

19,467	Equity Commonwealth	6.500%		N/R	507,222

19,733	LXP Industrial Trust	6.500%		N/R	1,021,116

34,466	RPT Realty	7.250%		BB	1,645,752
	Total Equity Real Estate Investment Trust				3,174,090

	Gas Utilities – 0.3%

63,522	Spire Inc, (2)	7.500%		N/R	3,350,150

	Independent Power & Renewable Electricity Producers – 0.3%

39,537	AES Corp/The	6.875%		BB	3,413,229

	Multi-Utilities – 1.4%

52,820	Algonquin Power & Utilities Corp	7.750%		N/R	2,311,403

222,165	DTE Energy Co	6.250%		BBB-	11,423,724

43,305	NiSource Inc, (6)	7.750%		BBB-	4,924,645
	Total Multi-Utilities				18,659,772
	Total Convertible Preferred Securities (cost $62,958,674)				66,604,606

Shares	Description (1)				Value

	INVESTMENT COMPANIES – 0.8%

2,278,973	Digital 9 Infrastructure PLC/Fund				$3,068,259

1,014,520	Greencoat UK Wind PLC/Funds				1,903,636

1,459,240	JLEN Environmental Assets Group Ltd Foresight Group Holdings				2,171,454

28	Keppel Infrastructure Trust, (2)				11

766,533	Renewables Infrastructure Group Ltd/The,				1,264,291

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2022

(Unaudited)

Shares	Description (1)						Value

	INVESTMENT COMPANIES (continued)

923,194	Sequoia Economic Infrastructure Income Fund Ltd						$1,033,573

1,028,068	Starwood European Real Estate Finance Ltd						1,146,344
	Total Investment Companies (cost $11,129,890)						10,587,568

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (5)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 0.4% (9)

	Electric Utilities – 0.1%

$1,895	ExGen Renewables IV, LLC, Term Loan	4.080%	3-Month LIBOR	2.500%	12/15/27	BB-	$1,834,075

	Real Estate Management & Development – 0.2%

3,052	Brookfield Property REIT Inc., Term Loan B, First Lien	4.125%	SOFR30A	2.500%	8/24/25	BB+	2,930,267

	Specialty Retail – 0.1%

856	PECF USS Intermediate Holding III Corporation, Term Loan B	5.916%	1-Month LIBOR	4.250%	11/04/28	B2	775,298
5,803	Total Variable Rate Senior Loan Interests (cost $5,785,913)						5,539,640

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (5)	Value

	ASSET-BACKED SECURITIES – 0.3%

$550	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (8)			5.324%	4/15/34	BB-	$520,203

1,060	Benchmark 2020-B18 Mortgage Trust, 144A			4.139%	7/15/53	B-	914,608

200	COMM 2014-UBS3 Mortgage Trust, 144A			4.926%	6/10/47	N/R	181,096

405	COMM 2015-CCRE24 Mortgage Trust			3.463%	8/10/48	BBB-	349,685

400	GS Mortgage Securities Corp Trust 2017-SLP, 144A			4.744%	10/10/32	B	388,906

120	GS Mortgage Securities Corp Trust 2018 GS10, 144A			5.067%	3/10/33	B-	107,834

560	GS Mortgage Securities Trust 2016-GS4			4.080%	11/10/49	A-	496,470

400	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (8)			4.074%	7/15/36	N/R	388,432

1,300	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.250% spread), (8)			5.574%	7/15/36	N/R	1,228,520
4,995	Asset-Backed Securities (cost $4,886,097)						4,575,754
	Total Long-Term Investments (cost $1,355,510,445)						1,297,069,436

Shares	Description (1)	Coupon		Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.8%

	Money Market Funds – 0.8%

10,956,724	State Street Navigator Securities Lending Government Money Market Portfolio, (11)	1.560% (12)		$10,956,724
	Total Investments Purchased with Collateral from Securities Lending (cost $10,956,724)			10,956,724

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.1%

	REPURCHASE AGREEMENTS – 2.1%

$27,790	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/22, repurchase price $27,789,922, collateralized by $32,603,000, U.S. Treasury Notes, 0.500%, due 10/31/27, value $28,345,792	0.240%	7/01/22	$27,789,922
	Total Short-Term Investments (cost $27,789,922)			27,789,922
	Total Investments (cost $1,394,257,091) – 99.6%			1,335,816,082
	Other Assets Less Liabilities – 0.4% (13)			5,471,461
	Net Assets – 100%			$1,341,287,543

Investments in Derivatives

Futures Contracts – Short

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation Depreciation)
U.S. Treasury 10-Year Note	(61)	9/22	$(7,334,651)	$(7,230,406)	$104,245
U.S. Treasury Ultra 10-Year Note	(75)	9/22	(9,714,060)	(9,553,125)	160,935
U.S. Treasury Ultra Bond	(40)	9/22	(6,341,959)	(6,173,750)	168,209
Total			$(23,390,670)	$(22,957,281)	$433,389

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments    June 30, 2022

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(5)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $10,629,777.

(7)	Perpetual security. Maturity date is not applicable.

(8)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(9)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(10)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(11)

The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(12)	The rate shown is the one-day yield as of the end of the reporting period.

(13)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

EUR	Euro

GBP	Pound Sterling

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

SOFR30A	30 Day Average Secured Overnight Financing Rate

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Nuveen Real Estate Securities Fund

Portfolio of Investments    June 30, 2022

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.7%

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 95.7%

	Diversified – 1.2%

269,556	Armada Hoffler Properties Inc	$3,461,099

547,829	Broadstone Net Lease Inc	11,235,973

98,013	Essential Properties Realty Trust Inc	2,106,299
	Total Diversified	16,803,371

	Health Care – 9.0%

190,263	CareTrust REIT Inc	3,508,450

47,300	Global Medical REIT Inc	531,179

124,433	Healthcare Trust of America Inc	3,472,925

748,723	Healthpeak Properties Inc	19,399,413

815,128	Ventas Inc	41,922,033

652,141	Welltower Inc	53,703,811
	Total Health Care	122,537,811

	Hotels – 2.3%

30,255	Host Hotels & Resorts Inc	474,399

283,441	Park Hotels & Resorts Inc	3,846,294

234,829	Pebblebrook Hotel Trust	3,891,117

727,908	RLJ Lodging Trust	8,028,825

56,505	Ryman Hospitality Properties Inc, (2)	4,296,075

245,801	Summit Hotel Properties Inc, (2)	1,786,973

638,031	Xenia Hotels & Resorts Inc, (2)	9,270,591
	Total Hotels	31,594,274

	Industrial – 15.7%

20,743	Americold Realty Trust Inc	623,120

307,020	Duke Realty Corp	16,870,749

73,405	EastGroup Properties Inc	11,328,594

386,855	First Industrial Realty Trust Inc	18,367,875

39,937	Plymouth Industrial REIT Inc	700,495

981,272	Prologis Inc	115,446,651

89,204	Rexford Industrial Realty Inc	5,137,258

819,834	STAG Industrial Inc	25,316,474

367,280	Terreno Realty Corp	20,468,514
	Total Industrial	214,259,730

	Office – 7.6%

275,021	Alexandria Real Estate Equities Inc	39,886,296

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments    June 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Office (continued)

192,374	Boston Properties Inc	$17,117,439

326,145	Corporate Office Properties Trust	8,541,738

252,615	Cousins Properties Inc	7,383,936

729,140	Douglas Emmett Inc	16,318,153

67,486	Kilroy Realty Corp	3,531,542

213,410	Paramount Group Inc	1,542,954

684,023	Piedmont Office Realty Trust Inc	8,974,382
	Total Office	103,296,440

	Residential – 17.5%

606,885	American Homes 4 Rent	21,508,004

235,072	Apartment Income REIT Corp	9,778,995

238,320	AvalonBay Communities Inc	46,293,660

225,794	Camden Property Trust	30,364,777

16,832	Centerspace	1,372,650

140,340	Equity Residential	10,135,355

42,246	Essex Property Trust Inc	11,047,752

195,205	Mid-America Apartment Communities Inc	34,096,457

245,550	Sun Communities Inc	39,130,848

743,773	UDR Inc	34,243,309
	Total Residential	237,971,807

	Retail – 10.0%

449,752	Acadia Realty Trust	7,025,126

265,433	Agree Realty Corp	19,145,682

182,723	Federal Realty OP LP	17,493,900

1,213,419	Kimco Realty Corp	23,989,294

244,334	Kite Realty Group Trust	4,224,535

50,394	National Retail Properties Inc	2,166,942

579,837	NETSTREIT Corp	10,941,524

106,045	Realty Income Corp	7,238,632

341,417	Simon Property Group Inc	32,407,302

858,520	SITE Centers Corp	11,564,264
	Total Retail	136,197,201

	Specialized – 32.4%

292,156	American Tower Corp	74,672,152

172,555	Crown Castle International Corp	29,054,811

700,233	CubeSmart	29,913,954

335,860	Digital Realty Trust Inc	43,604,704

98,773	Equinix Inc	64,895,836

44,077	Extra Space Storage Inc	7,498,379

Shares	Description (1)			Value

	Specialized (continued)

145,493	Four Corners Property Trust Inc			$3,868,659

553,436	Gaming and Leisure Properties Inc			25,380,575

133,413	Life Storage Inc			14,896,896

239,157	PotlatchDeltic Corp			10,568,348

260,926	Public Storage			81,583,732

50,763	SBA Communications Corp			16,246,698

1,339,613	VICI Properties Inc			39,907,071
	Total Specialized			442,091,815
	Total Real Estate Investment Trust Common Stocks (cost $990,461,672)			1,304,752,449

Shares	Description (1)			Value

	COMMON STOCKS – 1.0%

	Real Estate Management & Development – 1.0%

1,375,857	Tricon Residential Inc			$13,951,190
	Total Common Stocks (cost $18,679,339)			13,951,190
	Total Long-Term Investments (cost $1,009,141,011)			1,318,703,639

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.2%

	REPURCHASE AGREEMENTS – 3.2%

$43,545	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/22, repurchase price $43,545,149, collateralized by $51,299,700, U.S. Treasury Note, 0.375%, due 9/30/27, value $44,416,069	0.240%	7/01/22	$43,545,149
	Total Short-Term Investments (cost $43,545,149)			43,545,149
	Total Investments (cost $1,052,686,160) – 99.9%			1,362,248,788
	Other Assets Less Liabilities – 0.1%			789,927
	Net Assets – 100%			$1,363,038,715

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities
Assets
Long-term investments, at value (cost $464,232,034, $42,067,674, $1,355,510,445 and $1,009,141,011, respectively)(1)	$543,279,780	$42,604,577	$1,297,069,436	$1,318,703,639
Investment purchased with collateral from securities lending, at value (cost approximates value)	—	—	10,956,724	—
Short-term investments, at value (cost approximates value)	24,211,028	1,145,460	27,789,922	43,545,149
Cash	42,723	—	25,866	—
Cash collateral at brokers for investments in futures contracts(2)	—	—	576,240	—
Cash denominated in foreign currencies (cost $311,915, $173,283, $1,209,743 and $—, respectively)	312,359	171,913	1,209,483	—
Receivable for:
Dividends	1,262,633	157,137	5,376,682	4,874,713
Interest	161	8	6,384,790	290
Investments sold	5,230,683	268,633	19,409,299	10,006,152
Reclaims	233,092	14,766	756,447	33,119
Shares sold	215,638	30,397	3,762,483	1,750,532
Other assets	87,966	42,751	137,389	372,851
Total assets	574,876,063	44,435,642	1,373,454,761	1,379,286,445
Liabilities
Payable for:
Collateral from securities lending program	—	—	10,956,724	—
Dividends	—	272,319	291,456	1,855,873
Investments purchased – regular settlement	4,510,063	404,170	7,469,878	10,508,376
Investments purchased – when-issued/delayed-delivery settlement	—	—	8,759,014	—
Shares redeemed	1,297,720	2,168	2,478,871	1,634,310
Variation margin on futures contracts	—	—	255,312	—
Accrued expenses:
Custodian fees	281,020	319,534	467,227	192,933
Directors/Trustees fees	45,632	441	88,927	334,677
Management fees	376,224	1,632	796,687	872,548
12b-1 distribution and service fees	21,162	100	130,286	39,472
Other	225,582	24,543	472,836	809,541
Total liabilities	6,757,403	1,024,907	32,167,218	16,247,730
Net assets	$568,118,660	$43,410,735	$1,341,287,543	$1,363,038,715
Class A Shares
Net assets	$49,056,606	$266,515	$173,186,326	$154,661,207
Shares outstanding	4,412,965	14,040	8,177,005	8,688,748
Net asset value (“NAV”) per share	$11.12	$18.98	$21.18	$17.80
Offering price per share (NAV per share plus maximum sales charge of 5.75% of offering price)	$11.80	$20.14	$22.47	$18.89
Class C Shares
Net assets	$12,482,804	$52,020	$110,111,296	$8,373,294
Shares outstanding	1,145,843	2,742	5,196,971	488,838
NAV and offering price per share	$10.89	$18.97	$21.19	$17.13
Class R6 Shares
Net assets	$80,745,194	$41,303,177	$175,240,210	$361,778,040
Shares outstanding	7,263,200	2,175,514	8,226,262	19,630,281
NAV and offering price per share	$11.12	$18.99	$21.30	$18.43
Class I Shares
Net assets	$425,834,056	$1,789,023	$882,749,711	$838,226,174
Shares outstanding	38,417,075	94,293	41,679,837	46,126,976
NAV and offering price per share	$11.08	$18.97	$21.18	$18.17
Fund level net assets consist of:
Capital paid-in	$471,912,560	$42,798,309	$1,603,175,556	$868,837,607
Total distributable earnings (loss)	96,206,100	612,426	(261,888,013)	494,201,108
Fund level net assets	$568,118,660	$43,410,735	$1,341,287,543	$1,363,038,715
Authorized shares – per class	2 billion	Unlimited	2 billion	2 billion
Par value per share	$0.0001	$0.01	$0.0001	$0.0001

(1)	Includes securities loaned of $10,629,777 for Real Asset Income.

(2)	Cash pledged to collateralize the net payment obligations for investments in derivatives.

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended June 30, 2022

(Unaudited)

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities

Investment Income

Dividends	$8,738,816	$725,352	$30,840,427	$18,123,911

Interest	2,477	99	10,484,176	4,522

Foreign tax withheld on dividend income	(819,243)	(33,190)	(1,558,004)	(15,415)

Foreign tax withheld from interest income	—	—	(3,783)	—

Securities lending income, net	—	913	40,306	—

Total investment income	7,922,050	693,174	39,803,122	18,113,018

Expenses

Management fees	2,778,405	251,841	5,302,956	7,672,938

12b-1 service fees – Class A Shares	63,303	318	230,042	227,100

12b-1 distribution and service fees – Class C Shares	69,030	200	616,988	50,471

Shareholder servicing agent fees	187,658	2,037	611,801	839,166

Interest expense	1,894	542	4,572	7,056

Custodian expenses	176,615	149,137	339,952	111,048

Directors/Trustees fees	9,332	836	22,950	27,420

Professional fees	85,037	42,226	72,884	110,195

Shareholder reporting expenses	28,456	10,778	228,872	120,027

Federal and state registration fees	39,754	46,352	47,089	44,260

Other	10,981	7,862	15,312	16,595

Total expenses before fee waiver/expense reimbursement	3,450,465	512,129	7,493,418	9,226,276

Fee waiver/expense reimbursement	(355,755)	(250,785)	(90,403)	(592,016)

Net expenses	3,094,710	261,344	7,403,015	8,634,260

Net investment income (loss)	4,827,340	431,830	32,400,107	9,478,758

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments and foreign currency	16,500,103	660,344	8,592,627	157,488,484

Futures contracts	—	—	2,476,623	—

Change in net unrealized appreciation (depreciation) of:

Investments and foreign currency	(52,193,172)	(13,893,010)	(194,767,488)	(551,798,751)

Futures contracts	—	—	809,726	—

Net realized and unrealized gain (loss)	(35,693,069)	(13,232,666)	(182,888,512)	(394,310,267)

Net increase (decrease) in net assets from operations	$(30,865,729)	$(12,800,836)	$(150,488,405)	$(384,831,509)

See accompanying notes to financial statements.

Statement of Changes in Net Assets

	Global Infrastructure		Global Real Estate Securities
	Unaudited Six Months Ended 6/30/22	Year Ended 12/31/21	Unaudited Six Months Ended 6/30/22	Year Ended 12/31/21

Operations

Net investment income (loss)	$4,827,340	$12,165,386	$431,830	$1,624,255

Net realized gain (loss) from:

Investments and foreign currency	16,500,103	53,984,584	660,344	8,958,997

Futures contracts	—	—	—	—

Change in net unrealized appreciation (depreciation) of:

Investments and foreign currency	(52,193,172)	23,332,023	(13,893,010)	6,617,646

Futures contracts	—	—	—	—

Net increase (decrease) in net assets from operations	(30,865,729)	89,481,993	(12,800,836)	17,200,898

Distributions to Shareholders

Dividends:

Class A Shares	—	(3,604,891)	(2,598)	(87,511)

Class C Shares	—	(1,026,320)	(252)	(6,190)

Class R3 Shares(1)	—	—	—	—

Class R6 Shares	—	(9,653,975)	(516,344)	(9,023,460)

Class I Shares	—	(34,268,367)	(20,537)	(247,608)

Decrease in net assets from distributions to shareholders	—	(48,553,553)	(539,731)	(9,364,769)

Fund Share Transactions

Proceeds from sale of shares	70,420,121	139,586,370	20,613,730	5,225,331

Proceeds from shares issued to shareholders due to reinvestment of distributions	—	34,833,077	31,080	5,469,725

	70,420,121	174,419,447	20,644,810	10,695,056

Cost of shares redeemed	(144,295,921)	(152,166,790)	(39,876,351)	(1,279,466)

Net increase (decrease) in net assets from Fund share transactions	(73,875,800)	22,252,657	(19,231,541)	9,415,590

Net increase (decrease) in net assets	(104,741,529)	63,181,097	(32,572,108)	17,251,719

Net assets at the beginning of period	672,860,189	609,679,092	75,982,843	58,731,124

Net assets at the end of period	$568,118,660	$672,860,189	$43,410,735	$75,982,843

(1)

Class R3 Shares of Global Infrastructure and Real Estate Securities converted to Class A Shares at the close of business on June 4, 2021, and are no longer available for dividend reinvestment or through an exchange from other Nuveen mutual funds.

See accompanying notes to financial statements.

	Real Asset Income		Real Estate Securities
	Unaudited Six Months Ended 6/30/22	Year Ended 12/31/21	Unaudited Six Months Ended 6/30/22	Year Ended 12/31/21

Operations

Net investment income (loss)	$32,400,107	$70,025,361	$9,478,758	$30,832,461

Net realized gain (loss) from:

Investments and foreign currency	8,592,627	103,371,771	157,488,484	479,706,321

Futures contracts	2,476,623	1,191,894	—	—

Change in net unrealized appreciation (depreciation) of:

Investments and foreign currency	(194,767,488)	(2,707,306)	(551,798,751)	326,569,885

Futures contracts	809,726	(443,972)	—	—

Net increase (decrease) in net assets from operations	(150,488,405)	171,437,748	(384,831,509)	837,108,667

Distributions to Shareholders

Dividends:

Class A Shares	(4,223,083)	(9,878,535)	(1,461,852)	(28,095,425)

Class C Shares	(2,344,552)	(6,508,088)	(43,325)	(1,640,115)

Class R3 Shares(1)	—	—	—	(47,135)

Class R6 Shares	(5,635,894)	(13,725,185)	(4,244,492)	(76,509,938)

Class I Shares	(22,637,674)	(54,358,576)	(9,787,048)	(210,357,965)

Decrease in net assets from distributions to shareholders	(34,841,203)	(84,470,384)	(15,536,717)	(316,650,578)

Fund Share Transactions

Proceeds from sale of shares	166,147,635	298,889,134	175,927,592	574,976,310

Proceeds from shares issued to shareholders due to reinvestment of distributions	32,815,788	79,542,852	11,770,394	257,002,859

	198,963,423	378,431,986	187,697,986	831,979,169

Cost of shares redeemed	(229,063,274)	(517,543,363)	(676,883,511)	(1,345,479,459)

Net increase (decrease) in net assets from Fund share transactions	(30,099,851)	(139,111,377)	(489,185,525)	(513,500,290)

Net increase (decrease) in net assets	(215,429,459)	(52,144,013)	(889,553,751)	6,957,799

Net assets at the beginning of period	1,556,717,002	1,608,861,015	2,252,592,466	2,245,634,667

Net assets at the end of period	$1,341,287,543	$1,556,717,002	$1,363,038,715	$2,252,592,466

(1)

Class R3 Shares of Global Infrastructure and Real Estate Securities converted to Class A Shares at the close of business on June 4, 2021, and are no longer available for dividend reinvestment or through an exchange from other Nuveen mutual funds.

See accompanying notes to financial statements.

Financial Highlights

Global Infrastructure

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended December 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Ending NAV

Class A (12/07)

2022(e)	$11.69	$0.08	$(0.65)	$(0.57)	$—	$—	$—	$—	$11.12

2021	10.97	0.19	1.37	1.56	(0.20)	(0.64)	—	(0.84)	11.69

2020	11.45	0.13	(0.46)	(0.33)	(0.11)	(0.04)	—	(0.15)	10.97

2019	9.48	0.22	2.56	2.78	(0.20)	(0.61)	—	(0.81)	11.45

2018	10.93	0.20	(1.05)	(0.85)	(0.22)	(0.36)	(0.02)	(0.60)	9.48

2017	9.69	0.22	1.66	1.88	(0.23)	(0.41)	—	(0.64)	10.93

Class C (11/08)

2022(e)	11.50	0.03	(0.64)	(0.61)	—	—	—	—	10.89

2021	10.87	0.10	1.35	1.45	(0.18)	(0.64)	—	(0.82)	11.50

2020	11.35	0.05	(0.46)	(0.41)	(0.03)	(0.04)	—	(0.07)	10.87

2019	9.41	0.14	2.52	2.66	(0.11)	(0.61)	—	(0.72)	11.35

2018	10.85	0.12	(1.04)	(0.92)	(0.14)	(0.36)	(0.02)	(0.52)	9.41

2017	9.62	0.14	1.65	1.79	(0.15)	(0.41)	—	(0.56)	10.85

Class R6 (6/16)

2022(e)	11.68	0.09	(0.65)	(0.56)	—	—	—	—	11.12

2021	10.96	0.23	1.37	1.60	(0.24)	(0.64)	—	(0.88)	11.68

2020	11.42	0.16	(0.44)	(0.28)	(0.14)	(0.04)	—	(0.18)	10.96

2019	9.47	0.26	2.54	2.80	(0.24)	(0.61)	—	(0.85)	11.42

2018	10.91	0.22	(1.03)	(0.81)	(0.25)	(0.36)	(0.02)	(0.63)	9.47

2017	9.65	0.27	1.66	1.93	(0.26)	(0.41)	—	(0.67)	10.91

Class I (12/07)

2022(e)	11.65	0.09	(0.66)	(0.57)	—	—	—	—	11.08

2021	10.93	0.22	1.37	1.59	(0.23)	(0.64)	—	(0.87)	11.65

2020	11.40	0.15	(0.44)	(0.29)	(0.14)	(0.04)	—	(0.18)	10.93

2019	9.44	0.25	2.54	2.79	(0.22)	(0.61)	—	(0.83)	11.40

2018	10.89	0.22	(1.04)	(0.82)	(0.25)	(0.36)	(0.02)	(0.63)	9.44

2017	9.66	0.26	1.64	1.90	(0.26)	(0.41)	—	(0.67)	10.89

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

(4.88)%	$49,057	1.33	%*	1.25	%*	1.22	%*	1.36	%*	58%

14.44	52,495	1.32		1.56		1.21		1.66		128

(2.76)	44,235	1.35		1.11		1.22		1.24		181

29.27	57,379	1.36		1.85		1.22		1.99		144

(7.88)	55,856	1.35		1.74		1.22		1.87		174

19.38	87,876	1.42		1.85		1.22		2.05		161

(5.30)	12,483	2.08	*	0.48	*	1.97	*	0.59	*	58

13.58	14,905	2.07		0.79		1.96		0.89		128

(3.56)	18,465	2.10		0.37		1.97		0.49		181

28.37	24,640	2.11		1.11		1.97		1.26		144

(8.60)	24,556	2.11		1.00		1.97		1.13		174

18.55	29,227	2.17		1.11		1.97		1.31		161

(4.79)	80,745	1.01	*	1.49	*	0.90	*	1,60	*	58

14.84	133,575	0.99		1.89		0.88		2.00		128

(2.39)	107,342	1.01		1.44		0.88		1.57		181

29.70	60,187	1.03		2.11		0.89		2.26		144

(7.56)	11,520	1.02		1.93		0.89		2.06		174

19.95	19,575	1.02		2.24		0.80		2.46		161

(4.89)	425,834	1.08	*	1.48	*	0.97	*	1.59	*	58

14.78	471,885	1.07		1.79		0.96		1.89		128

(2.55)	439,399	1.10		1.37		0.97		1.50		181

29.69	477,180	1.11		2.10		0.97		2.24		144

(7.67)	345,782	1.10		1.98		0.97		2.11		174

19.61	472,564	1.17		2.14		0.97		2.34		161

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.

(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates for more information.
(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investment in Derivatives) divided by the average long-term market value during the period.

(e)	Unaudited. For the six months ended June 30, 2022.
*	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Global Real Estate Securities

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended December 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV

Class A (03/18)

2022(f)	$24.08	$0.16	$(5.06)	$(4.90)	$(0.20)	$—	$(0.20)	$18.98

2021	21.25	0.54	5.32	5.86	(1.08)	(1.95)	(3.03)	24.08

2020	22.22	0.30	(0.64)	(0.34)	(0.45)	(0.18)	(0.63)	21.25

2019	19.07	0.36	4.84	5.20	(1.33)	(0.72)	(2.05)	22.22

2018(e)	20.00	0.32	(0.54)	(0.22)	(0.53)	(0.18)	(0.71)	19.07

Class C (03/18)

2022(f)	24.06	0.09	(5.06)	(4.97)	(0.12)	—	(0.12)	18.97

2021	21.25	0.35	5.31	5.66	(0.90)	(1.95)	(2.85)	24.06

2020	22.21	0.14	(0.62)	(0.48)	(0.30)	(0.18)	(0.48)	21.25

2019	19.06	0.19	4.84	5.03	(1.16)	(0.72)	(1.88)	22.21

2018(e)	20.00	0.20	(0.55)	(0.35)	(0.41)	(0.18)	(0.59)	19.06

Class R6 (03/18)

2022(f)	24.09	0.17	(5.03)	(4.86)	(0.24)	—	(0.24)	18.99

2021	21.27	0.56	5.38	5.94	(1.17)	(1.95)	(3.12)	24.09

2020	22.23	0.37	(0.63)	(0.26)	(0.52)	(0.18)	(0.70)	21.27

2019	19.07	0.43	4.85	5.28	(1.40)	(0.72)	(2.12)	22.23

2018(e)	20.00	0.37	(0.55)	(0.18)	(0.57)	(0.18)	(0.75)	19.07

Class I (03/18)

2022(f)	24.07	0.18	(5.05)	(4.87)	(0.23)	—	(0.23)	18.97

2021	21.25	0.59	5.32	5.91	(1.14)	(1.95)	(3.09)	24.07

2020	22.22	0.34	(0.63)	(0.29)	(0.50)	(0.18)	(0.68)	21.25

2019	19.07	0.47	4.79	5.26	(1.39)	(0.72)	(2.11)	22.22

2018(e)	20.00	0.36	(0.54)	(0.18)	(0.57)	(0.18)	(0.75)	19.07

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

(20.41)%	$267	2.19	%*	0.62	%*	1.29	%*	1.52	%*	54%

28.21	254	1.89		1.60		1.29		2.19		130

(1.32)	37	2.45		0.33		1.30		1.48		159

27.55	35	3.21		(0.31)		1.30		1.60		198

(1.21)	24	2.65		0.67		1.30		2.02		161

(20.70)	52	2.94	*	(0.04	)*	2.04	*	0.86	*	54

27.16	53	2.64		0.85		2.04		1.44		130

(2.04)	27	3.20		(0.44)		2.05		0.71		159

26.56	33	3.96		(1.05)		2.05		0.86		198

(1.77)	24	3.41		(0.09)		2.05		1.27		161

(20.26)	41,303	1.83	*	0.65	*	0.93	*	1.55	*	54

28.57	73,585	1.54		1.74		0.94		2.33		130

(0.95)	58,480	2.15		0.72		1.00		1.87		159

27.91	27,709	2.88		0.01		0.97		1.93		198

(0.97)	23,770	2.38		0.94		1.02		2.30		161

(20.32)	1,789	1.94	*	0.78	*	1.04	*	1.68	*	54

28.48	2,091	1.64		1.86		1.04		2.45		130

(1.02)	188	2.20		0.56		1.05		1.71		159

27.80	190	2.96		0.15		1.05		2.06		198

(1.03)	26	2.42		0.86		1.05		2.24		161

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.

(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates for more information.
(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investment in Derivatives) divided by the average long-term market value during the period.

(e)	For the period March 20, 2018 (commencement of operations) though December 31, 2018.
(f)	Unaudited. For the six months ended June 30, 2022.
*	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Real Asset Income

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended December 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Ending NAV

Class A (9/11)

2022(e)	$24.07	$0.49	$(2.86)	$(2.37)	$(0.52)	$—	$—	$(0.52)	$21.18

2021	22.75	1.05	1.54	2.59	(1.27)	—	—	(1.27)	24.07

2020	24.76	0.90	(1.91)	(1.01)	(1.00)	—	—	(1.00)	22.75

2019	21.46	0.99	3.73	4.72	(1.38)	—	(0.04)	(1.42)	24.76

2018	24.14	1.12	(2.61)	(1.49)	(1.07)	—	(0.12)	(1.19)	21.46

2017	22.76	1.11	1.59	2.70	(1.32)	—	—	(1.32)	24.14

Class C (9/11)

2022(e)	24.07	0.40	(2.85)	(2.45)	(0.43)	—	—	(0.43)	21.19

2021	22.76	0.86	1.55	2.41	(1.10)	—	—	(1.10)	24.07

2020	24.77	0.73	(1.90)	(1.17)	(0.84)	—	—	(0.84)	22.76

2019	21.47	0.81	3.74	4.55	(1.21)	—	(0.04)	(1.25)	24.77

2018	24.15	0.95	(2.62)	(1.67)	(0.89)	—	(0.12)	(1.01)	21.47

2017	22.77	0.94	1.59	2.53	(1.15)	—	—	(1.15)	24.15

Class R6 (6/16)

2022(e)	24.21	0.52	(2.87)	(2.35)	(0.56)	—	—	(0.56)	21.30

2021	22.87	1.13	1.56	2.69	(1.35)	—	—	(1.35)	24.21

2020	24.89	1.00	(1.95)	(0.95)	(1.07)	—	—	(1.07)	22.87

2019	21.56	1.10	3.73	4.83	(1.46)	—	(0.04)	(1.50)	24.89

2018	24.24	1.20	(2.63)	(1.43)	(1.13)	—	(0.12)	(1.25)	21.56

2017	22.83	1.22	1.58	2.80	(1.39)	—	—	(1.39)	24.24

Class I (9/11)

2022(e)	24.07	0.51	(2.85)	(2.34)	(0.55)	—	—	(0.55)	21.18

2021	22.75	1.10	1.55	2.65	(1.33)	—	—	(1.33)	24.07

2020	24.76	0.94	(1.90)	(0.96)	(1.05)	—	—	(1.05)	22.75

2019	21.46	1.05	3.73	4.78	(1.44)	—	(0.04)	(1.48)	24.76

2018	24.14	1.18	(2.61)	(1.43)	(1.13)	—	(0.12)	(1.25)	21.46

2017	22.76	1.18	1.58	2.76	(1.38)	—	—	(1.38)	24.14

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

(9.97)%	$173,186	1.17	%*	4.26	%*	1.15	%*	4.28	%*	36%

11.60	192,591	1.14		4.42		1.14		4.42		73

(3.71)	173,139	1.16		4.16		1.16		4.17		104

22.39	220,665	1.14		4.16		1.14		4.16		85

(6.38)	178,651	1.14		4.85		1.14		4.85		94

12.07	225,282	1.15		4.64		1.15		4.64		84

(10.28)	110,111	1.92	*	3.47	*	1.90	*	3.49	*	36

10.75	134,834	1.89		3.62		1.89		3.62		73

(4.43)	156,391	1.91		3.40		1.91		3.41		104

21.50	217,976	1.89		3.41		1.89		3.41		85

(7.09)	186,043	1.89		4.10		1.89		4.11		94

11.25	241,844	1.90		3.94		1.90		3.94		84

(9.84)	175,240	0.84	*	4.48	*	0.82	*	4.50	*	36

11.99	252,907	0.80		4.75		0.80		4.75		73

(3.40)	223,948	0.82		4.62		0.81		4.63		104

22.82	80,903	0.80		4.59		0.80		4.59		85

(6.08)	27,654	0.81		5.18		0.81		5.19		94

12.47	29,332	0.81		5.10		0.81		5.10		84

(9.85)	882,750	0.92	*	4.51	*	0.90	*	4.53	*	36

11.88	976,385	0.89		4.64		0.89		4.64		73

(3.47)	1,055,383	0.91		4.37		0.91		4.37		104

22.69	1,725,703	0.89		4.42		0.89		4.42		85

(6.13)	1,312,280	0.89		5.10		0.89		5.11		94

12.35	1,607,267	0.90		4.96		0.90		4.96		84

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.

(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates for more information.
(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investment in Derivatives) divided by the average long-term market value during the period.

(e)	Unaudited. For the six months ended June 30, 2022.
*	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Real Estate Securities

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended December 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV

Class A (9/95)

2022(e)	$22.36	$0.09	$(4.49)	$(4.40)	$(0.16)	$—	$(0.16)	$17.80

2021	18.40	0.23	7.12	7.35	(0.33)	(3.06)	(3.39)	22.36

2020	20.22	0.21	(1.54)	(1.33)	(0.14)	(0.35)	(0.49)	18.40

2019	18.03	0.33	4.16	4.49	(0.33)	(1.97)	(2.30)	20.22

2018	20.23	0.31	(1.43)	(1.12)	(0.34)	(0.74)	(1.08)	18.03

2017	21.75	0.32	0.85	1.17	(0.37)	(2.32)	(2.69)	20.23

Class C (2/00)

2022(e)	21.51	0.01	(4.30)	(4.29)	(0.09)	—	(0.09)	17.13

2021	17.80	0.03	6.90	6.93	(0.16)	(3.06)	$(3.22)	21.51

2020	19.55	0.06	(1.46)	(1.40)	—	(0.35)	(0.35)	17.80

2019	17.49	0.16	4.03	4.19	(0.16)	(1.97)	(2.13)	19.55

2018	19.63	0.17	(1.39)	(1.22)	(0.18)	(0.74)	(0.92)	17.49

2017	21.18	0.15	0.82	0.97	(0.20)	(2.32)	(2.52)	19.63

Class R6 (4/13)

2022(e)	23.15	0.13	(4.64)	(4.51)	(0.21)	—	(0.21)	18.43

2021	18.98	0.32	7.34	7.66	(0.43)	(3.06)	(3.49)	23.15

2020	20.85	0.30	(1.59)	(1.29)	(0.23)	(0.35)	(0.58)	18.98

2019	18.54	0.44	4.27	4.71	(0.43)	(1.97)	(2.40)	20.85

2018	20.75	0.44	(1.51)	(1.07)	(0.40)	(0.74)	(1.14)	18.54

2017	22.23	0.46	0.82	1.28	(0.44)	(2.32)	(2.76)	20.75

Class I (6/95)

2022(e)	22.83	0.11	(4.58)	(4.47)	(0.19)	—	(0.19)	18.17

2021	18.74	0.27	7.27	7.54	(0.39)	(3.06)	(3.45)	22.83

2020	20.59	0.27	(1.58)	(1.31)	(0.19)	(0.35)	(0.54)	18.74

2019	18.34	0.39	4.22	4.61	(0.39)	(1.97)	(2.36)	20.59

2018	20.55	0.39	(1.47)	(1.08)	(0.39)	(0.74)	(1.13)	18.34

2017	22.07	0.40	0.84	1.24	(0.44)	(2.32)	(2.76)	20.55

	Ratio/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

(19.71)%	$154,661	1.29	%*	0.81	%*	1.22	%*	0.88	%*	39%

40.98	207,384	1.28		1.02		1.24		1.05		101

(6.37)	176,739	1.30		1.20		N/A		N/A		135

25.24	249,172	1.30		1.56		N/A		N/A		109

(5.78)	264,414	1.26		1.61		N/A		N/A		131

5.34	459,034	1.29		1.47		N/A		N/A		131

(19.99)	8,373	2.04	*	0.05	*	1.97	*	0.12	*	39

39.85	12,195	2.03		0.13		2.00		0.16		101

(7.03)	14,874	2.05		0.32		N/A		N/A		135

24.28	37,352	2.06		0.79		N/A		N/A		109

(6.46)	43,152	2.02		0.89		N/A		N/A		131

4.59	66,953	2.04		0.71		N/A		N/A		131

(19.57)	361,778	0.92	*	1.13	*	0.85	*	1.20	*	39

41.48	556,126	0.89		1.42		0.85		1.46		101

(5.95)	437,016	0.90		1.66		N/A		N/A		135

25.74	479,973	0.88		2.03		N/A		N/A		109

(5.39)	346,185	0.88		2.21		N/A		N/A		131

5.78	277,978	0.87		2.04		N/A		N/A		131

(19.63)	838,226	1.04	*	0.98	*	0.97	*	1.05	*	39

41.32	1,476,888	1.03		1.19		0.99		1.23		101

(6.12)	1,604,544	1.05		1.46		N/A		N/A		135

25.56	2,148,012	1.06		1.80		N/A		N/A		109

(5.51)	2,302,536	1.02		1.96		N/A		N/A		131

5.61	2,945,935	1.04		1.78		N/A		N/A		131
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.

(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 –Management Fees and Other Transactions with Affiliates for more information.
(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investment in Derivatives) divided by the average long-term market value during the period.

N/A	Fund did not have waiver/reimbursement for periods prior to fiscal year ended December 31, 2021.
(e)	Unaudited. For the six months ended June 30, 2022.
*	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements

(Unaudited)

1. General Information

Trust and Fund Information

Nuveen Investment Funds, Inc. and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) as amended. Nuveen Investment Funds, Inc. is comprised of Nuveen Global Infrastructure Fund (“Global Infrastructure”), Nuveen Real Asset Income Fund (“Real Asset Income”) and Nuveen Real Estate Securities Fund (“Real Estate Securities”), among others, and Nuveen Investment Trust V is comprised of Nuveen Global Real Estate Securities Fund (“Global Real Estate Securities”), among others, (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987 and Nuveen Investment Trust V was organized as a Massachusetts business trust on September 27, 2006.

Current Fiscal Period

The end of the reporting period for the Funds is June 30, 2022, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2022 (the “current fiscal period”).

Investment Adviser and Sub-Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and I Shares are sold without an up-front sales charge.

Other Matters

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation

Neither Trust pays compensation directly to those of its directors/trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the “Board”) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Funds invest, most notably real estate investment trust (“REIT”) securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year. The distribution is included in the Funds’ ordinary income until such time the Fund is notified by the issuer of the actual tax character.

Foreign Currency Transactions and Translation

The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at each prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

As of the end of the end of the reporting period, the following Funds’ investments in non-U.S. securities were as follows:

Global Infrastructure	Value	% of Net Assets
Country:
Canada	$52,142,715	9.2%
Australia	43,498,042	7.7
Spain	39,520,790	7.0
France	25,934,201	4.6
Italy	24,376,857	4.3
New Zealand	13,513,429	2.4
Japan	13,202,861	2.3
Mexico	12,873,022	2.3
Germany	8,593,234	1.5
Other	31,196,076	5.3
Total non-U.S securities	$264,851,227	46.6%

Global Real Estate Securities
Country:
Japan	$3,765,326	8.7%
Canada	2,071,882	4.8
Australia	1,742,240	4.0
United Kingdom	1,734,795	4.0
Hong Kong	1,625,614	3.7
Singapore	1,280,863	3.0
Germany	929,777	2.1
Sweden	741,935	1.7
Belgium	638,112	1.5
Other	1,784,419	4.1
Total non-U.S securities	$16,314,963	37.6%

Notes to Financial Statements (Unaudited) (continued)

Real Asset Income	Value	% of Net Assets
Country:
Canada	$195,487,200	14.6%
Australia	61,646,159	4.6
United Kingdom	57,879,002	4.3
Singapore	40,420,361	3.0
Italy	31,338,189	2.3
Hong Kong	30,891,373	2.3
Spain	29,389,737	2.2
Germany	16,039,458	1.2
France	15,649,883	1.2
Other	117,407,816	8.8
Total	$596,149,178	44.5%

Indemnifications

Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income

Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest, paydown gains and losses and fee income, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

Multiclass Operations and Allocations

Income and expenses of Global Infrastructure, Global Real Estate Securities and Real Estate Securities that are not directly attributable to a specific class of shares are prorated among the classes of each Fund based on the relative net assets of each class. Income and expenses of Real Asset Income that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.

Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets for Global Infrastructure, Global Real Estate Securities and Real Estate Securities and relative settled shares for Real Asset Income.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continually evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework

In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 will become effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.

Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

Notes to Financial Statements (Unaudited) (continued)

Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing service and are generally classified as Level 1 or 2.

Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Global Infrastructure	Level 1	Level 2		Level 3	Total
Long-Term Investments*:
Common Stocks	$297,742,288	$192,147,717	**	$—	$489,890,005
Real Estate Investment Trust Common Stocks	50,574,536	1,713,422	**	—	52,287,958
Investment Companies	1,101,817	—		—	1,101,817
Short-Term Investments:
Repurchase Agreements	—	24,211,028		—	24,211,028
Total	$349,418,641	$218,072,167		$—	$567,490,808

Global Real Estate Securities
Long-Term Investments*:
Real Estate Investment Trust Common Stocks	$28,192,816	$7,406,867	**	$—	$35,599,683
Common Stocks	1,045,555	5,959,339	**	—	7,004,894
Short-Term Investments:
Repurchase Agreements	—	1,145,460		—	1,145,460
Total	$29,238,371	$14,511,666		$—	$43,750,037

Real Asset Income
Long-Term Investments*:
Common Stocks	$221,375,831	$138,558,019	**	$—	$359,933,850
Real Estate Investment Trust Common Stocks	193,347,766	99,671,724	**	—	293,019,490
Corporate Bonds	—	251,383,844		—	251,383,844
$25 Par (or similar) Retail Preferred	166,337,142	1,562,040	**	—	167,899,182
$1,000 Par (or similar) Institutional Preferred	—	137,525,502		—	137,525,502
Convertible Preferred Securities	63,254,456	3,350,150	**	—	66,604,606
Investment Companies	10,587,557	11	**	—	10,587,568
Variable Rate Senior Loan Interests	—	5,539,640		—	5,539,640
Asset-Backed Securities	—	4,575,754		—	4,575,754
Investments Purchased with Collateral from Securities Lending	10,956,724	—		—	10,956,724
Short-Term Investments:
Repurchase Agreements	—	27,789,922		—	27,789,922
Investments in Derivatives:
Futures Contracts***	433,389	—		—	433,389
Total	$666,292,865	$669,956,606		$—	$1,336,249,471

Real Estate Securities	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Real Estate Investment Trust Common Stocks	$1,304,752,449	$—	$—	$1,304,752,449
Common Stocks	13,951,190	—	—	13,951,190
Short-Term Investments:
Repurchase Agreements	—	43,545,149	—	43,545,149
Total	$1,318,703,639	$43,545,149	$—	$1,362,248,788
*	Refer to the Fund’s Portfolio of Investments for industry and country classifications, where applicable.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.
***	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Unfunded Commitments

Pursuant to the terms of certain of the variable rate senior loan agreements, Real Asset Income may have unfunded senior loan commitments. The Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Fund had no such outstanding unfunded senior loan commitments.

Participation Commitments

With respect to the senior loans held in Real Asset Income’s portfolio, the Fund may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If the Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Fund had no such outstanding participation commitments.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Fund	Counterparty	Short-Term Investments, at Value	Collateral Pledged (From) Counterparty
Global Infrastructure	Fixed Income Clearing Corporation	$24,211,028	$(24,695,259)
Global Real Estate Securities	Fixed Income Clearing Corporation	1,145,460	(1,168,418)
Real Asset Income	Fixed Income Clearing Corporation	27,789,922	(28,345,792)
Real Estate Securities	Fixed Income Clearing Corporation	43,545,149	(44,416,069)

Securities Lending

Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The resulting loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Notes to Financial Statements (Unaudited) (continued)

Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.

As of the end of the current reporting period, the total value of the securities on loan and the total value of collateral received were as follows:

Fund	Asset Class out on Loan	Long-Term Investments, at Value	Total Collateral Received
Real Asset Income	Convertible Preferred Securities	$4,836,954	$4,936,629
	Corporate Bonds	3,452,178	3,647,868
	$25 Par (or similar) Retail Preferred	2,340,645	2,372,227
		$10,629,777	$10,956,724

Investment Transactions

Long-term purchases and sales (including maturities but excluding investments purchased with collateral from securities lending and derivative transactions, where applicable) during the current fiscal period were as follows:

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities
Purchases	$354,210,852	$29,646,724	$514,515,496	$693,178,980
Sales and maturities	436,301,300	48,733,326	539,795,783	1,183,654,802

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed-delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Futures Contracts

Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as ‘‘initial margin,’’ into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as ‘‘Cash collateral at broker for investments in futures contracts’’ on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days ‘‘mark-to-market’’ of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as ‘‘variation margin.’’ Variation margin is recognized as a receivable and/or payable for ‘‘Variation margin on futures contracts’’ on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by ‘‘marking-to market’’ on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of ‘‘Change in net unrealized appreciation (depreciation) of futures contracts’’ on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of ‘‘Net realized gain (loss) from futures contracts’’ on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

During the current fiscal period, Real Asset Income continued using interest rate futures contracts to partially hedge the portfolio against movements in interest rates.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

Real Asset Income
Average notional amount of futures contracts outstanding*	$22,994,369
*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all futures contracts held by the Fund as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Real Asset Income
Interest rate	Futures contracts	—	$—	Payable for variation margin on futures contracts*	$433,389
*

Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the daily asset and/or liability derivatives location as described in the table above.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Futures Contracts	Change in Net Unrealized Appreciation (Depreciation) of Futures Contracts
Real Asset Income	Interest rate	Futures contracts	$2,476,623	$809,726

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Notes to Financial Statements (Unaudited) (continued)

5. Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 6/30/22		Year Ended 12/31/21
Global Infrastructure	Shares	Amount	Shares	Amount
Shares sold:
Class A	296,768	$3,449,925	1,015,539	$11,544,506
Class A – automatic conversion of Class C Shares	—	—	374	4,216
Class A – automatic conversion of Class R3 Shares	—	—	6,992	82,860
Class C	26,846	303,452	190,457	2,194,695
Class R3(1)	—	—	1,062	11,808
Class R6	642,304	7,411,714	1,580,138	18,109,552
Class I	5,177,074	59,255,030	9,414,515	107,638,733
Shares issued to shareholders due to reinvestment of distributions:
Class A	—	—	301,757	3,485,937
Class C	—	—	84,048	954,809
Class R3(1)	—	—	—	—
Class R6	—	—	631,908	7,301,462
Class I	—	—	2,004,767	23,090,869
	6,142,992	70,420,121	15,231,557	174,419,447
Shares redeemed:
Class A	(372,982)	(4,274,212)	(866,839)	(10,011,506)
Class C	(176,827)	(1,987,162)	(676,572)	(7,471,440)
Class C – automatic conversion to Class A Shares	—	—	(378)	(4,216)
Class R3(1)	—	—	(15,527)	(172,037)
Class R3(1) – automatic conversion to Class A Shares	—	—	(6,882)	(82,860)
Class R6	(4,819,883)	(54,877,946)	(567,862)	(6,668,327)
Class I	(7,280,871)	(83,156,601)	(11,097,745)	(127,756,404)
	(12,650,563)	(144,295,921)	(13,231,805)	(152,166,790)
Net increase (decrease)	(6,507,571)	$(73,875,800)	1,999,752	$22,252,657

	Six Months Ended 6/30/22		Year Ended 12/31/21
Global Real Estate Securities	Shares	Amount	Shares	Amount
Shares sold:
Class A	4,476	$101,782	40,263	$1,030,924
Class C	1,491	33,875	1,115	28,009
Class R6	898,678	20,155,356	96,242	2,373,854
Class I	14,699	322,717	79,741	1,792,544
Shares issued to shareholders due to reinvestment of distributions:
Class A	115	2,347	3,504	83,718
Class C	5	104	110	2,622
Class R6	408	8,376	214,932	5,139,646
Class I	984	20,253	10,195	243,739
	920,856	20,644,810	446,102	10,695,056
Shares redeemed:
Class A	(1,105)	(24,692)	(34,949)	(840,353)
Class C	(965)	(21,990)	(264)	(6,549)
Class R6	(1,778,538)	(39,658,474)	(5,793)	(140,897)
Class I	(8,250)	(171,195)	(11,921)	(291,667)
	(1,788,858)	(39,876,351)	(52,927)	(1,279,466)
Net increase (decrease)	(868,002)	$(19,231,541)	393,175	$9,415,590

	Six Months Ended 6/30/22		Year Ended 12/31/21
Real Asset Income	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,118,566	$25,816,988	1,792,702	$42,440,791
Class A – automatic conversion of Class C Shares	—	—	9,393	219,399
Class C	267,300	6,170,296	478,014	11,362,466
Class R6	336,815	7,570,982	1,293,574	30,801,645
Class I	5,524,173	126,589,369	9,036,711	214,064,833
Shares issued to shareholders due to reinvestment of distributions:
Class A	176,728	4,023,899	399,311	9,482,178
Class C	98,154	2,236,870	260,539	6,183,058
Class R6	236,149	5,423,638	570,135	13,609,600
Class I	928,228	21,131,381	2,118,947	50,268,016
	8,686,113	198,963,423	15,959,326	378,431,986
Shares redeemed:
Class A	(1,120,208)	(25,716,653)	(1,811,562)	(42,836,654)
Class C	(769,491)	(17,576,814)	(2,000,655)	(47,153,673)
Class C – automatic conversion to Class A Shares	—	—	(9,390)	(219,399)
Class R6	(2,794,641)	(63,413,986)	(1,208,956)	(29,290,159)
Class I	(5,337,742)	(122,355,821)	(16,990,034)	(398,043,478)
	(10,022,082)	(229,063,274)	(22,020,597)	(517,543,363)
Net increase (decrease)	(1,335,969)	$(30,099,851)	(6,061,271)	$(139,111,377)

	Six Months Ended 6/30/22		Year Ended 12/31/21
Real Estate Securities	Shares	Amount	Shares	Amount
Shares sold:
Class A	610,935	$12,483,349	1,629,030	$34,500,446
Class A – automatic conversion of Class C Shares	101	2,061	1,604	32,211
Class A – automatic conversion of Class R3 Shares	—	—	551,348	12,102,095
Class C	31,726	621,794	59,172	1,230,714
Class R3(1)	—	—	42,137	845,650
Class R6	3,248,213	67,866,652	6,992,804	153,906,759
Class I	4,582,395	94,953,736	17,311,360	372,358,435
Shares issued to shareholders due to reinvestment of distributions:
Class A	66,821	1,297,738	1,163,771	25,038,845
Class C	2,096	39,028	71,822	1,484,443
Class R3(1)	—	—	2,323	46,381
Class R6	176,368	3,558,947	3,027,403	67,437,483
Class I	343,665	6,874,681	7,426,676	162,995,707
	9,062,320	187,697,986	38,279,450	831,979,169
Shares redeemed:
Class A	(1,263,707)	(25,321,159)	(3,675,242)	(75,060,181)
Class C	(111,738)	(2,193,843)	(398,335)	(7,690,571)
Class C – automatic conversion to Class A Shares	(105)	(2,061)	(1,660)	(32,211)
Class R3(1)	—	—	(167,655)	(3,458,671)
Class R3(1) – automatic conversion to Class A Shares	—	—	(541,481)	(12,102,095)
Class R6	(7,817,030)	(162,593,968)	(9,027,341)	(202,987,795)
Class I	(23,492,443)	(486,772,480)	(45,663,701)	(1,044,147,935)
	(32,685,023)	(676,883,511)	(59,475,415)	(1,345,479,459)
Net increase (decrease)	(23,622,703)	$(489,185,525)	(21,195,965)	$(513,500,290)

(1)	Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021, and are no longer available for dividend reinvestment or through an exchange from other Nuveen mutual funds.

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

Notes to Financial Statements (Unaudited) (continued)

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Infrastructure	$503,169,349	$90,009,012	$(25,687,553)	$64,321,459
Global Real Estate Securities	44,986,145	4,001,872	(5,237,980)	(1,236,108)
Real Asset Income	1,423,259,468	61,192,618	(148,202,615)	(87,009,997)
Real Estate Securities	1,101,808,567	359,085,549	(98,645,328)	260,440,221

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
Global Infrastructure	$4,758,872	$4,922,415	$117,436,603	$—	$—	$(46,096)	$127,071,794
Global Real Estate Securities	575,241	725,299	12,652,452	—	—	—	13,952,992
Real Asset Income	1,553,859	—	107,632,265	(185,656,105)	—	(88,424)	(76,558,405)
Real Estate Securities	37,723,244	44,974,398	812,238,972	—	—	(367,280)	894,569,334

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
Global Infrastructure	$—	$—	$—
Global Real Estate Securities	—	—	—
Real Asset Income	132,761,495	52,894,610	185,656,105
Real Estate Securities	—	—	—

7. Management Fees and Other Transactions with Affiliates

Management Fees

Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:

Average Daily Net Assets	Global Infrastructure and Global Real Estate Securities	Real Estate Securities
For the first $125 million	0.7500%	0.7000%
For the next $125 million	0.7375	0.6875
For the next $250 million	0.7250	0.6750
For the next $500 million	0.7125	0.6625
For the next $1 billion	0.7000	0.6500
For the next $3 billion	0.6750	0.6250
For the next $2.5 billion	0.6500	0.6000
For the next $2.5 billion	0.6375	0.5875
For net assets over $10 billion	0.6250	0.5750

Average Daily Net Assets	Real Asset Income
For the first $125 million	0.6000%
For the next $125 million	0.5875
For the next $250 million	0.5750
For the next $500 million	0.5625
For the next $1 billion	0.5500
For the next $3 billion	0.5250
For the next $5 billion	0.5000
For net assets over $10 billion	0.4875

The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and (except for Global Real Estate Securities and Real Asset Income) making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund’s assets that are not “eligible assets.” The complex level fee schedule for each Fund is as follows:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of June 30, 2022, the complex-level fee for each Fund was as follows:

Fund	Complex-Level Fee
Global Infrastructure	0.1677%
Global Real Estate Securities	0.1571%
Real Asset Income	0.1571%
Real Estate Securities	0.2000%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for the Class R6 Shares will be less than the expense limitation. The expense limitations that expire may be terminated or modified prior to that date only with the approval of the Board.

Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date
Global Infrastructure	1.00%	July 31, 2024
Global Real Estate Securities	1.09	July 31, 2024
Real Asset Income	0.95	July 31, 2024
Real Estate Securities	0.97	July 31, 2024

Distribution and Service Fees

Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.

Other Transactions with Affiliates

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities
Sales charges collected	$22,237	$2,239	$96,644	$26,343
Paid to financial intermediaries	19,557	1,983	89,174	23,167

Notes to Financial Statements (Unaudited) (continued)

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities
Commission advances	$2,637	$250	$84,077	$6,448

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on C Shares during the first year following a purchase were retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities
12b-1 fees retained	$11,788	$169	$94,607	$—

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

	Global Infrastructure	Global Real Estate Securities	Real Asset Income	Real Estate Securities
CDSC retained	$3,584	$219	$10,128	$—

Affiliate Owned Shares

As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:

Global Real Estate Securities
TIAA owned shares	94%

8. Borrowing Arrangements

Committed Line of Credit

The Funds, along with certain other funds managed by the Adviser (‘‘Participating Funds’’), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2023 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the Funds did not utilize this facility.

Additional Fund Information (Unaudited)

Investment Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Nuveen Asset Management, LLC 333 West Wacker Drive Chicago, IL 60606	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP One North Wacker Drive Chicago, IL 60606 Custodian State Street Bank & Trust Company One Lincoln Street Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Transfer Agent and Shareholder Services DST Asset Manager Solutions, Inc. (DST) P.O. Box 219140 Kansas City, MO 64121-9140 (800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FlNRA.org.

Liquidity Risk Management Program

(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.

At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid, “lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

The Liquidity Rule also limits a Fund’s investments in llliquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of llliquid investments exceeds 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on llliquid investments.

Glossary of Terms Used in this Report

(Unaudited)

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Basis Point: One one-hundredth of one percentage point, or 0.01%. For example, 25 basis points equals 0.25%.

Beta: A measure of the volatility of a portfolio relative to the overall market. A beta less than 1.0 indicates lower risk than the market; a beta greater than 1.0 indicates higher risk than the market.

Bloomberg Global Capital Securities Index: An index designed to measure the performance of fixed-rate, investment grade capital securities denominated in USD, EUR and GBP. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Bloomberg U.S. Corporate High Yield Bond Index: An index designed to measure the performance of the USD-denominated, fixed-rate corporate high yield bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

FTSE Nareit (Financial Times Stock Exchange National Association of Real Estate Investment Trusts) Preferred Stock Index: An index designed to measure the performance of publicly traded U.S. REIT preferred stocks. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

FTSE EPRA/Nareit (Financial Times Stock Exchange – European Public Real Estate Association/National Association of Real Estate Investment Trusts) Developed Index (Net): An index designed to measure the performance of listed real estate companies and REITs worldwide. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index: An index designed to measure the performance of the energy and utilities subgroups of the ICE BofA All Capital Securities Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Lipper Global Infrastructure Funds Classification Average: Represents the average annualized returns for all reporting funds in the Lipper Global Infrastructure Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Global Real Estate Funds Classification Average: Represents the average annualized returns for all reporting funds in the Lipper Global Real Estate Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Real Estate Funds Classification Average: Represents the average annualized returns for all reporting funds in the Lipper Real Estate Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Real Return Funds Classification Average: Represents the average annualized returns for all reporting funds in the Lipper Real Return Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

MSCI US REIT Index: An index designed to measure the performance of U.S. large, mid and small-cap equity REITs. The index represents about 99% of the U.S. REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate sector) according to the Global Industry Classification Standard (GICS), have core real estate exposure (i.e., only selected Specialized REITs are eligible which does not include cell tower REITs) and carry REIT tax status. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Glossary of Terms Used in this Report (Unaudited) (continued)

MSCI USA IMI REITs Index: An index which is designed to measure the performance of U.S. large, mid, and small cap equity REITs. All securities in the index are classified in the Equity REITs Industry (under the Real Estate sector) according to the Global Industry Classification Standard (GICS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Real Asset Income Blended Benchmark (through March 31, 2021): Consists of: 1) 28% S&P Global Infrastructure Index (Net), (defined herein), 2) 21% FTSE EPRA/Nareit (Financial Times Stock Exchange - European Public Real Estate Association/National Association of Real Estate Investment Trusts Developed Index (Net), (defined herein), 3) 18% Wells Fargo Hybrid & Preferred Securities REIT Index (defined herein, index was discontinued on April 1, 2021), 4) 18% Bloomberg U.S. Corporate High Yield Bond Index (defined herein), and 5) 15% Bloomberg Global Capital Securities Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Real Asset Income Blended Benchmark (effective April 1, 2021): Consists of the previous composition through March 31, 2021, and thereafter: 1) 25% FTSE EPRA/Nareit (Financial Times Stock Exchange – European Public Real Estate Association/National Association of Real Estate Investment Trusts) Developed Index (Net) (defined herein), 2) 22% S&P Global Infrastructure Index (Net) (defined herein), 3) 20% ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index, (defined herein), 4) 20% Bloomberg U.S. Corporate High Yield Bond Index (defined herein), and 5) 13% Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE Nareit) Preferred Stock Index, (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Real Estate Securities Blended Benchmark (effective October 1, 2021): Consists of 1) 50% MSCI US REIT Index (defined herein), and 2) 50% MSCI USA IMI REITs Index (defined herein). The Fund’s performance was measured against the MSCI US REIT Index through September 30, 2021. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Global Infrastructure Index (Net): An index designed to measure the performance of listed infrastructure companies from around the world. To create diversified exposure across the global listed infrastructure market, the index has balanced weights across three distinct infrastructure clusters: utilities, transportation, and energy. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Tax Equalization: The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Wells Fargo Hybrid & Preferred Securities REIT Index (discontinued on April 1, 2021): An index designed to measure the performance of preferred securities issued in the U.S. market by REITs (index was discontinued on April 1, 2021). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Annual Investment Management Agreement Approval Process

(Unaudited)

At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Trustees or Directors, as applicable (the “Board” and each Trustee or Director, a “Board Member”) of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.

Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.

In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.

In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements. Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.

The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.

Annual Investment Management Agreement Approval Process (Unaudited) (continued)

The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process and managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.

The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.

In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).

The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.

In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.

In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and 2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:

•

Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

•

Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;

•	Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;

•

Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;

•

Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance (“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;

•

Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;

•

Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;

•

Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;

•

Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;

•

Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and

Annual Investment Management Agreement Approval Process (Unaudited) (continued)

•

Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.

The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022 (or for shorter periods available to the extent a Fund was not in existence during such periods). The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.

In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.

The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.

The Board’s determinations with respect to each Fund are summarized below.

For Nuveen Global Infrastructure Fund (the “Global Infrastructure Fund”), the Board noted that the Fund outperformed its benchmark and ranked in the third quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2021. Further, the Fund outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2022 and ranked in the second quartile of its Performance Peer Group for the one-year period and third quartile for the three- and five-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

For Nuveen Global Real Estate Securities Fund (the “Global Real Estate Securities Fund”), the Board noted that the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2021 and ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2021 and first quartile for the three-year period ended December 31, 2021. Further, the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

For Nuveen Real Asset Income Fund (the “Real Asset Income Fund”), the Board noted that although the Fund’s performance was below the performance of its blended benchmark for the three- and five-year periods ended December 31, 2021, the Fund outperformed its blended benchmark for the one-year period ended December 31, 2021. The Fund also ranked in the fourth quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2021, but ranked in the third quartile for the five-year period ended December 31, 2021. Although the Fund’s performance was below the performance of its blended benchmark for the three- and five-year periods ended March 31, 2022, the Fund outperformed its blended benchmark for the one-year period ended March 31, 2022. The Fund also ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2022. In its review, the Board noted that the Performance Peer Group was ranked low for relevancy. The Board further considered the factors that impacted relative performance. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

For Nuveen Real Estate Securities Fund (the “Real Estate Securities Fund”), the Board noted that although the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended December 31, 2021, the Fund ranked in the third quartile of its Performance Peer Group for such periods. Further, although the Fund’s performance was below the performance of its blended benchmark for the five-year period ended March 31, 2022, the Fund outperformed its blended benchmark for the one- and three-year periods ended March 31, 2022. The Fund further ranked in the first quartile of its Performance Peer Group for the one-year period ended March 31, 2022 and third quartile for the three- and five-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

C. Fees, Expenses and Profitability

1. Fees and Expenses

As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.

In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.

In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.6 million in fees for shareholders in 2021.

Annual Investment Management Agreement Approval Process (Unaudited) (continued)

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Independent Board Members noted that (a) the Global Infrastructure Fund had a net management fee that was in line with the peer average and a net expense ratio that was below the peer average; (b) the Global Real Estate Securities Fund had a net management fee and a net expense ratio that were below the respective peer average; (c) the Real Asset Income Fund had a net management fee that was higher than the peer average, but a net expense ratio that was below the peer average; and (d) the Real Estate Securities Fund had a net management fee and a net expense ratio that were in line with the respective peer average.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include: retail and institutional managed accounts advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain exchange-traded funds (“ETFs”) sponsored by Nuveen. The Board recognized that each Fund had an affiliated sub-adviser and, with respect to affiliated sub-advisers, the Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts advised by the Sub-Adviser, the hedge funds advised by the Sub-Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.

In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Similarly, with respect to foreign funds, the Board recognized that the differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees of the Nuveen funds compared to those of the foreign funds. Further, with respect to ETFs, the Board considered that certain Nuveen ETFs were passively managed compared to the active management of other Nuveen funds which also contributed to the differences in fee levels between such Nuveen ETFs and the actively-managed funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.

3. Profitability of Fund Advisers

In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.

In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.

The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results. The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.

In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA. The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.

In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31, 2020 and the pre- and post-tax revenue margins from 2021 and 2020.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.

Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined.

In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and 2020), including the temporary expense caps applicable to the Funds. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.

Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.

Annual Investment Management Agreement Approval Process (Unaudited) (continued)

E. Indirect Benefits

The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.

In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. The Board noted that the Sub-Adviser reimburses the various funds that it sub-advises that invest in equity securities (subject to certain exceptions that include the Funds) for the research-related component of soft dollar commissions. However, the Board recognized that these costs will be phased out for the Funds effective January 1, 2023. Further, the Board noted that any benefits for a sub-adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Notes

Nuveen:

Serving Investors for Generations

Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professionals, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com	MSA-FREGIF-0622D 2329976-INV-B-08-23

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: September 6, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: September 6, 2022